--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

      REGISTRATION STATEMENT (NO.2-47371) UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 51
                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 52

                     VANGUARD FIXED INCOME SECURITIES FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
             ON MAY 31, 2000 PURSUANT TO PARAGRAPH (B) OF RULE 485.

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   [SHIP LOGO]
                            [THE VANGUARD GROUP LOGO]

                  VANGUARD INFLATION-PROTECTED SECURITIES FUND
                 SUPPLEMENT TO THE PROSPECTUS DATED JUNE 5, 2000

SUBSCRIPTION PERIOD
Vanguard Inflation-Protected Securities Fund is holding a subscription period from June 5 through June 29, 2000. During this period, the Fund will invest in money market securities rather than follow its normal investment policies. This strategy should allow the Fund to accumulate sufficient assets to construct a representative portfolio on a single day (June 29, 2000), and is expected to significantly reduce initial trading costs.
         During the subscription period, you may instruct Vanguard in writing to exchange assets into the Fund from a different Vanguard account. Assets to be exchanged will remain in the originating account until the close of the subscription period (June 29, 2000). VANGUARD WILL COMPLETE YOUR EXCHANGE ONLY IF THERE ARE SUFFICIENT ASSETS IN THE ORIGINATING ACCOUNT ON JUNE 29 TO MEET THE FUND'S MINIMUM INITIAL INVESTMENT REQUIREMENT OF $3,000 ($1,000 FOR IRAS AND UGMA/UTMA ACCOUNTS).

(C) 2000 The Vanguard Group, Inc. All rights reserved.             PS119N-062000
Vanguard marketing Corporation, Distributor

[SHIP GRAPHIC]

VANGUARD(R)
BOND FUNDS
Prospectus
May 31, 2000

___________
This  prospectus  contains
financial data for the Funds
through the fiscal year
ended January 31, 2000.

VANGUARD SHORT-TERM
TREASURY FUND

VANGUARD SHORT-TERM
FEDERAL FUND

VANGUARD SHORT-TERM
CORPORATE FUND

VANGUARD INTERMEDIATE-
TERM TREASURY FUND

VANGUARD INTERMEDIATE-
TERM CORPORATE FUND

VANGUARD GNMA FUND

VANGUARD LONG-TERM
TREASURY FUND

VANGUARD LONG-TERM
CORPORATE FUND

[A MEMBER OF THE VANGUARD GROUP(R) LOGO]

VANGUARD BOND FUNDS
Prospectus
May 31, 2000
A Group of Bond Mutual Funds

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1 AN INTRODUCTION TO VANGUARD BOND FUNDS  34 INVESTMENT ADVISERS

2 FUND PROFILES                           35 DIVIDENDS, CAPITAL GAINS, AND TAXES

 2 Vanguard Short-Term Treasury Fund      37 SHARE PRICE

 5 Vanguard Short-Term Federal Fund       38 FINANCIAL HIGHLIGHTS

 8 Vanguard Short-Term Corporate Fund     43 INVESTING WITH VANGUARD

11 Vanguard Intermediate-Term Treasury Fund    43 Services and Account Features

 14 Vanguard Intermediate-Term Corporate Fund  44 Types of Accounts

 17 Vanguard GNMA Fund                         45 Buying Shares

 20 Vanguard Long-Term Treasury Fund           47 Redeeming Shares

 23 Vanguard Long-Term Corporate Fund          51 Transferring Registration

26 MORE ON THE FUNDS                           51 Fund and Account Updates

34 THE FUNDS AND VANGUARD                  GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the objective, risks, and strategies of eight Vanguard bond funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 IMPORTANT NOTE ON THE SHORT-TERM CORPORATE FUND

 The Short-Term Corporate Fund features two separate classes of shares: Investor and Institutional. Investor Shares have an investment minimum of $3,000 ($1,000 for IRAs), and are available through this prospectus (for retail investors) and a separate prospectus (for participants in employer-sponsored retirement or savings plans). Institutional Shares have an investment minimum of $50 million and are available through a separate prospectus.

 Note that the Fund's separate share classes have different expenses; as a result, their investment performances will vary.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO VANGUARD BOND FUNDS

This prospectus contains information about eight Vanguard bond funds. Each of these Funds seeks to provide a high level of current income and preserve investors' principal. To achieve this objective, each Fund invests in fixed-income securities meeting defined credit quality and dollar-weighted average maturity standards. These standards vary from Fund to Fund, as shown in the following table.

---------------------------------------------------------------------------------------------
                                                                      DOLLAR-WEIGHTED AVERAGE
FUND                            PRIMARY INVESTMENTS                           MATURITY
---------------------------------------------------------------------------------------------
Short-Term Treasury              U.S. Treasury bonds                           1-3 years
Short-Term Federal               U.S. government agency bonds                  1-3 years
Short-Term Corporate             Investment-grade corporate bonds              1-3 years
Intermediate-Term Treasury       U.S. Treasury bonds                          5-10 years
Intermediate-Term Corporate      Investment-grade corporate bonds             5-10 years
GNMA                             GNMA mortgage certificates              Generally 5-10 years
Long-Term Treasury               U.S. Treasury bonds                         15-30 years
Long-Term Corporate              Investment-grade corporate bonds            15-25 years
---------------------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) SHORT-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Short-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund generally will maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

             -------------------------------------------------------
                              ANNUAL TOTAL RETURNS
             -------------------------------------------------------
                                   [BAR CHART]
                              6.75%           1992
                              6.41%           1993
                             -0.58%           1994
                             12.11%           1995
                              4.39%           1996
                              6.39%           1997
                              7.36%           1998
                              1.85%           1999
             -------------------------------------------------------
              The Fund's year-to-date return as of the quarter ended
              March 31, 2000 was 1.24%.
             -------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.86% (quarter ended September 30, 1992) and the lowest return for a quarter was -1.19% (quarter ended March 31, 1994).

     -----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999
     -----------------------------------------------------------------------
                                                                    SINCE
                                               1 YEAR   5 YEARS   INCEPTION*
     -----------------------------------------------------------------------
      Vanguard Short-Term Treasury Fund         1.85%    6.37%     5.79%
      Lehman Brothers 1-5 Year U.S. Treasury
       Bond Index                               1.89%    6.74%     6.11%
     -----------------------------------------------------------------------
     *October 28, 1991.
     -----------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

-----------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                           MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily and distributed on the   $3,000;  $1,000 for IRAs and custodial accounts
first business day of each month; capital gains, if   for minors
any, are  distributed annually in December
                                                      NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                    STTsry
The Vanguard Group, Valley Forge, Pa.,
since inception                                       VANGUARD FUND NUMBER
                                                      032
INCEPTION DATE
October 28, 1991                                      CUSIP NUMBER
                                                      922031703
NET ASSETS AS OF JANUARY 31, 2000
$1.18 billion                                         TICKER SYMBOL
                                                      VFISX
SUITABLE FOR IRAS
Yes
-----------------------------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SHORT-TERM FEDERAL FUND

The following  profile  summarizes key features of Vanguard  Short-Term  Federal
Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests primarily in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund generally will maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                  [BAR CHART]
                               9.31%        1990
                              12.24%        1991
                               6.19%        1992
                               7.00%        1993
                              -0.94%        1994
                              12.26%        1995
                               4.78%        1996
                               6.46%        1997
                               7.22%        1998
                               2.07%        1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 1.37%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 4.06% (quarter ended December 31, 1991) and the lowest return for a quarter was -0.98% (quarter ended March 31, 1994).

6

      ------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      ------------------------------------------------------------------
                                          1 YEAR   5 YEARS    10 YEARS
      ------------------------------------------------------------------
      Vanguard Short-Term Federal Fund    2.07%     6.51%      6.59%
      Lehman Brothers 1-5 Year U.S.
       Government Bond Index              1.96      6.74       6.88
      ------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

------------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                              MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on the      $3,000; $1,000 for IRAs and custodial accounts
first business day of each month; capital gains, if      for minors
any, are  distributed annually in December
                                                         NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                       STFed
The Vanguard Group, Valley Forge, Pa., since inception
                                                         VANGUARD FUND NUMBER
INCEPTION DATE                                           049
December 31, 1987
                                                         CUSIP NUMBER
NET ASSETS AS OF JANUARY 31, 2000                        922031604
$1.48 billion
                                                         TICKER SYMBOL
SUITABLE FOR IRAS                                        VSGBX
Yes
------------------------------------------------------------------------------------------------------

8

FUND PROFILE--
VANGUARD(R) SHORT-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Short-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", "Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund will generally maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                  [BAR CHART]
                             9.23%           1990
                            13.08%           1991
                             7.20%           1992
                             7.07%           1993
                            -0.08%           1994
                            12.74%           1995
                             4.79%           1996
                             6.95%           1997
                             6.57%           1998
                             3.30%           1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 1.45%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.98% (quarter ended December 31, 1991) and the lowest return for a quarter was -1.00% (quarter ended March 31, 1994).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------
                                             1 YEAR   5 YEARS   10 YEARS
      -------------------------------------------------------------------
      Vanguard Short-Term Corporate Fund      3.30%    6.82%     7.02%
      Lehman Brothers 1-5 Year Investment-
       Grade Debt Index                       2.49     7.30      7.49
      -------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.23%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $26          $80       $141          $318
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10

------------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                             MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on the     $3,000; $1,000 for IRAs and custodial accounts
first business day of each month; capital gains, if     for minors
any, are  distributed annually in December
                                                        NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                      STCor
The Vanguard Group, Valley Forge, Pa., since inception  VANGUARD FUND NUMBER
                                                        039
INCEPTION DATE
October 29, 1982                                        CUSIP NUMBER
                                                        922031406
NET ASSETS (ALL SHARE CLASSES) AS OF
JANUARY 31, 2000                                        TICKER SYMBOL
$7.17 billion                                           VFSTX

SUITABLE FOR IRAS
Yes
------------------------------------------------------------------------------------------------------

                                                                              11
FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Intermediate-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 5 and 10 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bond funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                  [BAR CHART]
                             7.78%          1992
                            11.43%          1993
                            -4.33%          1994
                            20.44%          1995
                             1.92%          1996
                             8.96%          1997
                            10.61%          1998
                            -3.52%          1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 2.58%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.23% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.60% (quarter ended March 31, 1994).

12

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR   5 YEARS   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Intermediate-Term Treasury
        Fund                               -3.52%    7.37%        6.98%
      Lehman Brothers 5-10 Year U.S.
       Treasury Bond Index                 -3.99     7.74         7.23
      -------------------------------------------------------------------------
      *October 28, 1991.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                     $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                                   MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily and distributed on the           $3,000;  $1,000 for IRAs and custodial accounts
first business day of each month; capital gains, if           for minors
any, are distributed annually in December
                                                              NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                            ITTsry
The Vanguard Group, Valley Forge, Pa., since inception
                                                              VANGUARD FUND NUMBER
INCEPTION DATE                                                035
October 28, 1991
                                                              CUSIP NUMBER
NET ASSETS AS OF JANUARY 31, 2000                             922031802
$1.65 billion
                                                              TICKER SYMBOL
SUITABLE FOR IRAS                                             VFITX
Yes
--------------------------------------------------------------------------------------------------------------

14

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Intermediate-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily short-term and intermediate-term corporate bonds. High- quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", "Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund will generally maintain a dollar-weighted average maturity of between five and ten years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bond funds.
o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for intermediate-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                            -4.20%         1994
                            21.39%         1995
                             2.78%         1996
                             8.93%         1997
                             8.30%         1998
                            -1.53%         1999
              ----------------------------------------------------
               The Fund's year-to-date return as of the quarter ended March 31, 2000 was 1.99%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.41% (quarter ended March 31, 1994).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR   5 YEARS   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Intermediate-Term           -1.53%    7.71%        5.50%
        Corporate Fund
      Lehman Brothers 5-10 Year            -2.22     8.05         5.83
        Investment- Grade Debt Index
      -------------------------------------------------------------------------
      *November 1, 1993.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.23%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

16

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $26         $80         $141        $318
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                                  MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily and distributed on the          $3,000;  $1,000 for IRAs and custodial accounts
first business day of each month; capital gains, if
any, are for minors distributed annually in December         NEWSPAPER ABBREVIATION
                                                             ITCorp
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since inception       VANGUARD FUND NUMBER
                                                             071
INCEPTION DATE
November 1, 1993                                             CUSIP NUMBER
                                                             922031885
NET ASSETS AS OF JANUARY 31, 2000
$1.48 billion                                                TICKER SYMBOL
                                                             VFICX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------------------------------------

                                                                              17
FUND PROFILE--
VANGUARD(R) GNMA FUND

The following profile summarizes key features of Vanguard GNMA Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed-income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5-10 years). For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
o Interest rate risk, which is the chance that bond prices overall will decline due to rising interest rates. Also, declining interest rates typically will not lift GNMA prices as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates fall. Interest rate risk is generally moderate for intermediate-term bond funds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

18

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                            10.32%          1990
                            16.77%          1991
                             6.85%          1992
                             5.90%          1993
                            -0.95%          1994
                            17.04%          1995
                             5.24%          1996
                             9.47%          1997
                             7.14%          1998
                             0.78%          1999
              ----------------------------------------------------
               The Fund's year-to-date return as of the quarter ended March 31, 2000 was 2.16%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 5.91% (quarter ended September 30, 1991) and the lowest return for a quarter was -2.28% (quarter ended March 31, 1994).

      -----------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -----------------------------------------------------------------
                                         1 YEAR   5 YEARS    10 YEARS
      -----------------------------------------------------------------
      Vanguard GNMA Fund                 0.78%     7.80%      7.71%
      Lehman Brothers GNMA Bond Index    1.93      8.08       7.87
      -----------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                                            MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily  and distributed  on the                  $3,000;  $1,000  for IRAs and  custodial
first business  day of accounts  each month;  capital  gains,  if      for minors
any, are distributed annually in December
                                                                       NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                                     GNMA
Wellington Management Company, LLP,
Boston, Mass., since inception                                         VANGUARD FUND NUMBER
                                                                       036
INCEPTION DATE
June 27, 1980                                                          CUSIP NUMBER
                                                                       922031307
NET ASSETS AS OF JANUARY 31, 2000
$12.23 billion                                                         TICKER SYMBOL
                                                                       VFIIX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------------------------------------

20

FUND PROFILE--
VANGUARD(R) LONG-TERM TREASURY FUND

The following  profile  summarizes key features of Vanguard  Long-Term  Treasury
Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in long-term bonds whose principal and interest payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 15 and 30 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bond funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                5.78%      1990
                               17.43%      1991
                                7.40%      1992
                               16.79%      1993
                               -7.03%      1994
                               30.11%      1995
                               -1.25%      1996
                               13.90%      1997
                               13.05%      1998
                               -8.66%      1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 7.52%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.53% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.85% (quarter ended March 31, 1996).

      -----------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -----------------------------------------------------------------
                                           1 YEAR   5 YEARS   10 YEARS
      -----------------------------------------------------------------
      Vanguard Long-Term Treasury Fund     -8.66%    8.61%    8.15%
      Lehman Brothers Long U.S. Treasury
       Bond Index                          -8.74     9.08     8.56
      -----------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.25%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.28%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $29         $90         $157        $356
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22

--------------------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                                 MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily and  distributed on the        $3,000;  $1,000 for IRAs and custodial accounts
first business day of each month; capital gains, if         for minors
any, are  distributed annually in December
                                                            NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                          LTTsry
The Vanguard Group, Valley Forge, Pa.,
since inception                                             VANGUARD FUND NUMBER
                                                            083
INCEPTION DATE
May 19, 1986                                                CUSIP NUMBER
                                                            922031505
NET ASSETS AS OF JANUARY 31, 2000
$1.18 billion                                               TICKER SYMBOL
                                                            VUSTX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------------------------------------

                                                                              23
FUND PROFILE--
VANGUARD(R) LONG-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Long-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high- or upper-medium-quality and, to a lesser extent, medium-quality fixed-income securities, primarily long-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund's dollar-weighted average maturity is expected to range between 15 and 25 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for long-term bond funds.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

24

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 6.21%     1990
                                20.90%     1991
                                 9.78%     1992
                                14.49%     1993
                                -5.30%     1994
                                26.40%     1995
                                 1.20%     1996
                                13.79%     1997
                                 9.21%     1998
                                -6.23%     1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 2.64%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 8.56% (quarter ended June 30, 1995) and the lowest return for a quarter was -4.68% (quarter ended March 31, 1996).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------
                                             1 YEAR   5 YEARS   10 YEARS
      -------------------------------------------------------------------
      Vanguard Long-Term Corporate Fund      -6.23%    8.31%    8.58%
      Lehman Brothers Long Corporate AA or
       Better Bond Index                     -7.00     8.44     8.35
      -------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.28%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.30%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $31         $97         $169        $381
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                                          MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily  and distributed  on the                $3,000;  $1,000  for IRAs and  custodial
first business day of accounts  each month;  capital  gains,  if     for minors
any,  are distributed annually in December
                                                                     NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                                   LTCorp
Wellington Management Company, LLP,
Boston, Mass., since inception                                       VANGUARD FUND NUMBER
                                                                     028
INCEPTION DATE
July 9, 1973                                                         CUSIP NUMBER
                                                                     922031109
NET ASSETS AS OF JANUARY 31, 2000
$3.68 billion                                                        TICKER SYMBOL
                                                                     VWESX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------------------------------------

26

MORE ON THE FUNDS

The following sections discuss other important features of the Funds, including additional risk information, investment strategies, costs and market timing, and turnover rate. Note that the investment objective of each Fund is not fundamental, and may be changed without a shareholder vote.

ADDITIONAL RISK INFORMATION
Because the Funds invest primarily in bonds, they are subject to certain risks.

[FLAG] THE FUNDS ARE SUBJECT--IN VARYING  DEGREES--TO  INTEREST RATE RISK, WHICH
     IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BONDS, AND HIGH FOR LONG-TERM BOND FUNDS.

 Changes in interest rates will affect bond income as well as bond prices.

[FLAG] THE FUNDS ARE SUBJECT--IN  VARYING  DEGREES--TO INCOME RISK, WHICH IS THE
     CHANCE THAT A FUND'S DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS AND LOWER FOR LONG-TERM BOND FUNDS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 The difference with GNMAs: In general, declining interest rates will not lift GNMA prices as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount GNMA prices for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause GNMAs to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     In the past, bond investors--even Treasury bond investors--have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Funds' assets. To illustrate how much of an impact, the table below shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

-------------------------------------------------------------------------------
        HOW INTEREST RATE CHANGES AFFECT THE VALUE OF A $1,000 BOND*
-------------------------------------------------------------------------------
                            AFTER A 1%   AFTER A 1%    AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)      INCREASE     DECREASE      INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)           $978       $1,023          $956      $1,046
Intermediate-Term (10 years)      932        1,074           870       1,156
Long-Term (20 years)              901        1,116           816       1,251
-------------------------------------------------------------------------------
*Assuming a 7% yield.
-------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] BECAUSE THEY INVEST IN BONDS THAT ARE CALLABLE,  THE FUNDS ARE SUBJECT TO
     CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, A BOND ISSUER WILL "CALL"--OR REPAY--A HIGHER-YIELDING BOND BEFORE ITS MATURITY DATE. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, A FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Call risk is generally moderate for longer-term corporate bonds, and consequently is moderate for the Intermediate-Term and Long-Term Corporate Funds. Call risk is low for the various Short-Term and Treasury Funds.

28

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CALLABLE BONDS

 Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. The other way is to buy bonds with low coupons, which makes them less likely to be called.
--------------------------------------------------------------------------------

[FLAG]  BECAUSE  IT  INVESTS  IN  MORTGAGE-BACKED  SECURITIES,  THE GNMA FUND IS
     SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT MORTGAGE-BACKED BONDS WILL BE PAID OFF EARLY DUE TO HOMEOWNERS REFINANCING THEIR MORTGAGES DURING PERIODS OF FALLING INTEREST RATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Since the GNMA Fund invests most of its assets in mortgage-backed bonds, the prepayment risk to the Fund is high.

[FLAG] THE FUNDS ARE SUBJECT--IN  VARYING  DEGREES--TO CREDIT RISK, WHICH IS THE
     CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY

 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade." The Funds' Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------

     The credit quality of each Fund depends on the quality of its investments. In absolute terms, the average credit quality of each Fund's holdings is high or upper-medium. In relative terms, the Short-Term Treasury, Intermediate-Term Treasury, and Long-Term Treasury Funds (which invest primarily in securities backed by the full faith and credit of the U.S. government) offer the highest credit quality of the Funds. The dollar-weighted average credit quality of each Fund's holdings as rated by Moody's Investors Service, as of January 31, 2000, follow:

         ---------------------------------------------------------
         FUND                                     AVERAGE QUALITY
         ---------------------------------------------------------
         Short-Term Treasury                         Treasury
         Short-Term Federal                           Agency
         Short-Term Corporate                           A1
         Intermediate-Term Treasury                  Treasury
         Intermediate-Term Corporate                    A1
         GNMA                                        Treasury
         Long-Term Treasury                          Treasury
         Long-Term Corporate                            Aa3
         ---------------------------------------------------------

     The following table details the Funds' credit quality policies, and illustrates the comparative credit risk encountered by an investor in each Fund. Note that the Funds apply these policies at the time of investment. A Fund may continue to hold bonds that have been downgraded after purchase, even if those bonds would no longer be eligible for purchase by the Fund.

-----------------------------------------------------------------------------------------
         CREDIT RATINGS OF THE FUNDS' INVESTMENTS (PERCENTAGE OF FUND ASSETS)
-----------------------------------------------------------------------------------------
                             ISSUED
                            OR BACKED         HIGH
                         BY U.S. GOV'T,    OR HIGHEST    UPPER              SPECULATIVE
                        ITS AGENCIES AND     QUALITY    MEDIUM    MEDIUM      OR LOWER
FUND                    INSTRUMENTALITIES  (NON-GOV'T)  QUALITY  QUALITY      QUALITY
-----------------------------------------------------------------------------------------
Short-Term Treasury           100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Short-Term Federal            100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Short-Term Corporate       ----------At least 70%----------      No more        0%
                                                                 than 30%
-----------------------------------------------------------------------------------------
Intermediate-Term             100%             0%         0%        0%          0%
Treasury
-----------------------------------------------------------------------------------------
Intermediate-Term          ----------At least 70%----------      No more        0%
Corporate                                                        than 30%
-----------------------------------------------------------------------------------------
GNMA                          100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Long-Term Treasury            100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Long-Term Corporate         ----------At least 70%---------      No more        0%
                                                                 than 30%
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                TYPES OF BONDS

 Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those of the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.
--------------------------------------------------------------------------------

     Each of the Corporate Funds may invest no more than 30% of its assets in medium- quality bonds, preferred stocks, and convertible securities.
     To a limited extent, the Corporate Funds are also exposed to event risk, which is the chance that corporate bonds and other fixed-income securities held by these Funds may suffer a substantial decline in credit quality and market value due to a restructuring of the companies that issued the securities.

30

[FLAG] THE FUNDS ARE SUBJECT TO MANAGER RISK,  WHICH IS THE CHANCE THAT A FUND'S
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

     To help you distinguish between the Funds and their various risks, a summary table is provided below.

  ---------------------------------------------------------------------------
                             RISKS OF THE FUNDS
  ---------------------------------------------------------------------------
                                                    PREPAYMENT/
                                INCOME   INTEREST      CALL         CREDIT
  FUND                           RISK    RATE RISK     RISK          RISK
  ---------------------------------------------------------------------------
  Short-Term Treasury            High       Low         Low       Negligible
  Short-Term Federal             High       Low         Low        Very Low
  Short-Term Corporate           High       Low         Low          Low
  Intermediate-Term Treasury   Moderate  Moderate       Low       Negligible
  Intermediate-Term Corporate  Moderate  Moderate    Moderate        Low
  GNMA                         Moderate  Moderate      High       Negligible
  Long-Term Treasury             Low       High         Low       Negligible
  Long-Term Corporate            Low       High      Moderate        Low
  ---------------------------------------------------------------------------

INVESTMENT STRATEGIES
The grid below shows, at a glance, the types of financial instruments that may be purchased by each Fund. Explanations of each type of financial instrument follow the grid.

--------------------------------------------------------------------------------
                            SHORT-,                        SHORT-,
                        INTERMEDIATE-,                 INTERMEDIATE-,
                         AND LONG-TERM    SHORT-TERM    AND LONG-TERM      GNMA
                        TREASURY FUNDS   FEDERAL FUND  CORPORATE FUNDS     FUND
--------------------------------------------------------------------------------
Corporate Debt                                                .
--------------------------------------------------------------------------------
U.S. Government &              .              .               .            .
 Agency Bonds
--------------------------------------------------------------------------------
State & Municipal                                             .
 Bonds
--------------------------------------------------------------------------------
Cash Reserves                  .*              .*             .              .*
--------------------------------------------------------------------------------
Futures, Options, and          .              .               .            .
 Other Derivatives
--------------------------------------------------------------------------------
Asset-Backed                                  .               .
 Securities
--------------------------------------------------------------------------------
International                                                 .
 Dollar-Denominated Bonds
--------------------------------------------------------------------------------
Preferred Stocks                                              .
--------------------------------------------------------------------------------
Convertible Securities                                        .
--------------------------------------------------------------------------------
Collateralized                 .              .               .            .
 Mortgage Obligations (CMOs)
--------------------------------------------------------------------------------
Restricted or Illiquid         .              .               .            .
 Securities
--------------------------------------------------------------------------------
*Repurchase agreements only.
--------------------------------------------------------------------------------

o Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.

o U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
o State and municipal bonds. These bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.
o Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Treasury Funds, the GNMA Fund, and the Short-Term Federal Fund may invest in repurchase agreements only if collateralized by U.S. Treasury or U.S. government agency securities.
o Futures, options, and other derivatives. Each Fund may invest up to 20% of its total assets in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. (As a practical matter, the limit is 15% for the Treasury Funds, because they must invest at least 85% of their total assets in U.S. government securities.) Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Funds will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

The reasons for which a Fund will invest in futures and options are:
--To keep cash on hand to meet  shareholder  redemptions  or other  needs  while simulating full investment in bonds.
--To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

o Asset-backed securities. These bonds represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.

32

o International dollar-denominated bonds. The Corporate Funds may invest in bonds of foreign issuers, so long as they are denominated in U.S. dollars. To the extent that it owns foreign bonds, a Fund is subject to country risk, which is the chance that political events (such as war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.
o Preferred stocks. Holders of preferred stocks receive set dividends from the issuer. Their claim on the issuer's income and assets ranks before that of common stock holders, but after that of bondholders.
o    Convertible  securities.  Bonds or  preferred  stocks that are  convertible
     into,  or  exchangeable   for,  common  stocks  are  known  as  convertible
     securities.
o Collateralized mortgage obligations (CMOs). CMOs are special bonds that are collateralized by mortgages or mortgage pass-through securities. In a CMO deal, cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity.
o Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, generally can be sold only to qualified institutional buyers. Because these securities can in turn be resold only to qualified institutional investors, they may be considered illiquid securities--that is, they could be difficult for the Funds to convert to cash, if needed. A Fund will not invest more than 15% of its net assets in illiquid securities. The Funds' Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would not be subject to the 15% limitation. In other words, the Funds may invest without limit in restricted securities that are deemed to be liquid securities.

     The Funds may, from time to time, take temporary investment measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.
     The Funds are generally managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Although several of the Bond Funds are suitable for investors' short-term needs, the Funds discourage market-timing, and therefore have adopted the following policies, among others, to discourage short-term trading:
o Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
o There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
o    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.
--------------------------------------------------------------------------------

TURNOVER RATE
Each Fund may sell securities regardless of how long the securities have been held. A Fund may sell securities based on the adviser's determination that securities with relatively greater value are available for purchase by the Fund, or to raise cash. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds may have higher turnover rates than longer-term bond funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

34

THE FUNDS AND VANGUARD

Each Fund is part of Vanguard Fixed Income Securities Funds, an investment company that is a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISERS

Two investment advisers manage the Funds, subject to the control of the Funds' Trustees and officers.
 Wellington Management Company, LLP (Wellington Management), 75 State Street, Boston, MA 02109, manages the GNMA and Long-Term Corporate Funds for a quarterly fee, which is based on certain annual percentage rates applied to the Funds' average month-end assets for the quarter. Wellington Management was founded in 1928, and as of March 31, 2000 manages more than $248 billion in stock and bond portfolios, including 14 Vanguard funds.
 The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser for the remaining Funds offered in this prospectus through its Fixed Income Group, on an at-cost basis. As of January 31, 2000, Vanguard served as adviser for about $364 billion in assets.
 For the fiscal year ended January 31, 2000, the investment advisory expenses for each Fund (with the exception of the Long-Term Corporate Fund) represented an effective annual rate of approximately 0.01% of each Fund's average net assets. For the Long-Term Corporate Fund, the investment advisory expenses represented an effective annual rate of 0.03% of its average net assets.
 The Funds have authorized their advisers to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. Also, the Funds may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISERS

The individuals primarily responsible for the Short-Term Treasury, Short-Term Federal, Short-Term Corporate, Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policies and strategies since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard, and Fund Manager of the Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds since their inception and the Short-Term Corporate Fund since 1983; has worked in investment management since 1978; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN W. HOLLYER, Principal of Vanguard, and Fund Manager of the Short-Term Federal Fund since 1996; has worked in investment management since 1987; has managed portfolio investments since joining Vanguard in 1989; B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard and Fund Manager of the Short-Term Treasury Fund since 2000; has worked in investment management since 1991; has managed portfolio investments with Vanguard since 1997; B.S., University of Wisconsin.

     The individuals primarily responsible for managing the GNMA and Long-Term Corporate Funds are:

PAUL D. KAPLAN, Senior Vice President and Partner of Wellington Management, and Fund Manager of the GNMA Fund since 1994; has worked in investment management since 1974; with Wellington Management since 1978; B.A., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.

EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management, and Fund Manager of the Long-Term Corporate Fund since 1994; has worked in investment management since 1972; with Wellington Management since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.
--------------------------------------------------------------------------------

     The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreements or hire new investment advisers, either as replacements for Wellington Management or Vanguard, or as additional advisers. Any such change will be communicated to shareholders in writing.

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Funds' income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during a year.

36

You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of a Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

 As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in a Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions or redemptions from your account if you do not:
o provide us with your correct taxpayer identification number;
o certify that the taxpayer identification number is correct; and
o confirm that you are not subject to backup withholding.
     Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

 Unless you are investing through a tax-deferred  retirement account (such as an
 IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). For each of the Funds except the Short-Term Corporate Fund, net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                TOTAL ASSETS - LIABILITIES
          NET ASSET VALUE =   -------------------------------
                               NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the Short-Term Corporate Fund is computed in a similar way, by dividing the net assets attributable to each class by the number of Fund shares outstanding for each class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are: STTSRY, STFED, STCOR, ITTSRY, ITCORP, GNMA, LTTSRY, and LTCORP.

38

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Short-Term Treasury Fund as an example. The Fund began fiscal 2000 with a net asset value (price) of $10.37 per share. During the period, the Fund earned $0.534 per share from investment income (interest). There was a decline of $0.413 per share in the value of investments held or sold by the Fund.

 Shareholders received $0.551 per share in the form of dividend and capital gains distributions. A portion of each year's capital gains distributions may come from the prior year's capital gains.

 The earnings ($0.121 per share) minus the distributions ($0.551 per share) resulted in a share price of $9.94 at the end of the year. This was a decrease of $0.43 per share (from $10.37 at the beginning of the year to $9.94 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 1.20% for the year.

 As of January 31, 2000, the Fund had $1.2 billion in net assets. For the year, its expense ratio was 0.27% ($2.70 per $1,000 of net assets); and its net investment income amounted to 5.27% of its average net assets. It sold and replaced securities valued at 124% of its net assets.
--------------------------------------------------------------------------------

                                                                              39

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD SHORT-TERM TREASURY FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.37         $10.27       $10.16       $10.36       $ 9.89
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .534           .545         .590         .586         .625
 Net Realized and Unrealized Gain(Loss) on
  Investments                                     (.413)          .122         .110        (.200)        .470
                                          --------------------------------------------------------------------
   Total from Investment Operations                .121           .667         .700         .386        1.095
                                          --------------------------------------------------------------------

DISTRIBUTIONS
 Dividends from Net Investment Income             (.534)         (.545)       (.590)       (.586)       (.625)
 Distributions from Realized Capital Gains        (.017)         (.022)                       --            --
                                          --------------------------------------------------------------------
   Total Distributions                            (.551)         (.567)       (.590)       (.586)       (.625)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.94         $10.37       $10.27       $10.16        $10.36
==============================================================================================================
TOTAL RETURN                                      1.20%          6.66%        7.11%        3.89%        11.37%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,177         $1,197       $1,009         $970          $919
 Ratio of Total  Expenses to Average Net Assets   0.27%          0.27%        0.27%        0.25%         0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              5.27%          5.27%        5.80%        5.77%         6.14%
 Turnover Rate                                     124%           132%          83%          86%           93%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD SHORT-TERM FEDERAL FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.26         $10.19       $10.11       $10.28       $ 9.79
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS                              .567           .581         .611         .615         .601
 Net Investment Income                    --------------------------------------------------------------------
 Net Realized and Unrealized Gain(Loss) on
  Investments                                     (.410)          .070         .080        (.170)        .490
                                          --------------------------------------------------------------------
Total from Investment Operations                   .157           .651         .691         .445        1.091
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.567)         (.581)       (.611)       (.615)       (.601)
 Distributions from Realized Capital Gains          --             --           --           --           --
   Total Distributions                            (.567)         (.581)       (.611)       (.615)       (.601)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.85         $10.26       $10.19       $10.11       $10.28
==============================================================================================================
TOTAL RETURN                                      1.59%          6.57%        7.06%        4.51%       11.43%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,478         $1,644       $1,460       $1,348       $1,402
 Ratio of Total Expenses to Average Net Assets    0.27%          0.27%        0.27%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              5.64%          5.68%        6.04%        6.09%        5.93%
 Turnover Rate                                      93%           107%          94%          57%          74%
==============================================================================================================

40

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD SHORT-TERM CORPORATE FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.86         $10.87       $10.75       $10.94       $10.40
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .660           .660         .664         .663         .671
 Net Realized and Unrealized Gain (Loss) on
  Investments                                     (.370)         (.010)        .120        (.190)        .540
                                          --------------------------------------------------------------------
   Total from Investment Operations                .290           .650         .784         .473        1.211
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.660)         (.660)       (.664)       (.663)       (.671)
 Distributions from Realized Capital Gains           --             --           --           --           --
                                          --------------------------------------------------------------------
   Total Distributions                            (.660)         (.660)       (.664)       (.663)       (.671)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $10.49         $10.86       $10.87       $10.75       $10.94
==============================================================================================================
TOTAL RETURN                                      2.77%          6.16%        7.53%        4.52%       11.95%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $6,731         $5,529       $4,709       $4,531       $3,873
 Ratio of Total Expenses to Average Net Assets    0.25%          0.27%        0.28%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              6.21%          6.08%        6.17%        6.18%        6.23%
 Turnover Rate                                      52%            46%          45%          45%          62%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                           VANGUARD INTERMEDIATE-TERM TREASURY FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $11.16         $10.80       $10.37       $10.90       $ 9.76
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .625           .630         .647         .649         .662
 Net Realized and Unrealized Gain(Loss) on
  Investments                                    (1.130)          .360         .430        (.530)       1.140
                                          --------------------------------------------------------------------
  Total from Investment Operations                (.505)          .990        1.077         .119        1.802
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.625)         (.630)       (.647)       (.649)       (.662)
 Distributions from Realized Capital Gains           --             --           --           --           --
                                          --------------------------------------------------------------------
   Total Distributions                            (.625)         (.630)       (.647)       (.649)       (.662)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $10.03         $11.16       $10.80       $10.37       $10.90
==============================================================================================================
TOTAL RETURN                                     -4.59%          9.44%       10.78%        1.28%       18.96%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,652         $1,876       $1,595       $1,279       $1,226
 Ratio of Total Expenses to Average Net Assets    0.27%          0.27%        0.27%        0.25%        0.28%
 Ratio of Net Investment Income to
  Average Net Assets                              5.96%          5.76%        6.19%        6.26%        6.34%
 Turnover Rate                                      66%            63%          30%          42%          56%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD INTERMEDIATE-TERM CORPORATE FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.07         $10.03       $ 9.72       $10.17       $ 9.07
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .623           .627         .638         .639         .658
 Net Realized and  Unrealized Gain (Loss) on
  Investments                                     (.894)          .122         .321        (.430)       1.110
                                          --------------------------------------------------------------------
   Total from InvestmentOperations                (.271)          .749         .959         .209        1.758
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.623)         (.627)       (.638)       (.639)       (.658)
 Distributions from Realized Capital Gains        (.046)         (.082)       (.011)       (.020)          --
                                          --------------------------------------------------------------------
   Total Distributions                            (.669)         (.709)       (.649)       (.659)       (.658)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.13         $10.07       $10.03       $ 9.72       $10.17
==============================================================================================================
TOTAL RETURN                                     -2.70%          7.73%       10.24%        2.29%       19.94%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,475         $1,234         $899         $592         $424
 Ratio of Total Expenses to Average Net Assets    0.25%          0.27%        0.26%        0.25%        0.28%
 Ratio of Net Investment Income to
  Average Net Assets                              6.60%          6.25%        6.51%        6.61%        6.70%
 Turnover Rate                                      67%            71%          69%          85%          78%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD GNMA FUND
                                                                  YEAR ENDED JANUARY 31
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.47         $10.48       $10.23       $10.45       $ 9.71
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .669           .687         .718         .727         .734
 Net Realized and Unrealized Gain (Loss) on
  Investments                                     (.760)          .002         .253        (.220)        .740
--------------------------------------------------------------------------------------------------------------
    Total from Investment Operations              (.091)          .689         .971         .507        1.474
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.669)         (.687)       (.718)       (.727)       (.734)
 Distributions from Realized Capital Gains           --          (.012)       (.003)          --           --
--------------------------------------------------------------------------------------------------------------
    Total Distributions                           (.669)         (.699)       (.721)       (.727)       (.734)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.71         $10.47       $10.48       $10.23       $10.45
==============================================================================================================
TOTAL RETURN                                     -0.89%          6.79%        9.86%        5.15%       15.64%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $12,228        $11,354       $8,894       $7,400       $6,998
 Ratio of Total Expenses to Average Net Assets    0.27%          0.30%        0.31%        0.27%        0.29%
 Ratio of Net Investment Income to
  Average Net Assets                              6.63%          6.56%        6.97%        7.16%        7.22%
 Turnover Rate                                       5%             7%           3%          12%           7%
==============================================================================================================

42

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD LONG-TERM TREASURY FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $11.42         $10.79       $ 9.84       $10.73       $ 9.23
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .611           .629         .643         .655         .669
 Net Realized and Unrealized Gain (Loss) on
  Investments                                    (1.560)          .630         .950        (.877)       1.725
                                          --------------------------------------------------------------------
   Total from Investment Operations               (.949)         1.259        1.593        (.222)       2.394
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.611)         (.629        (.643)       (.655)       (.669)
 Distributions from Realized Capital Gains        (.120)            --           --        (.013)       (.225)
                                          --------------------------------------------------------------------
   Total  Distributions                           (.731)         (.629)       (.643)       (.668)       (.894)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.74         $11.42       $10.79       $ 9.84       $10.73
==============================================================================================================
TOTAL RETURN                                     -8.41%         12.02%       16.85%       -1.85%       26.72%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,178         $1,450       $1,061         $898         $916
 Ratio of Total Expenses to Average Net Assets    0.28%          0.27%        0.27%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              5.98%          5.69%        6.38%        6.66%        6.57%
 Turnover Rate                                      43%            22%          18%          31%         105%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                           VANGUARD LONG-TERM CORPORATE FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                $9.38          $9.32        $8.71        $9.43        $8.18
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .561           .582         .613         .619         .627
 Net Realized and Unrealized Gain (Loss) on
  Investments                                    (1.560)          .266         .685        (.566)       1.250
                                          --------------------------------------------------------------------
   Total from Investment Operations               (.684)          .848        1.298         .053        1.877
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.561)         (.582)       (.613)       (.619)       (.627)
 Distributions from Realized Capital Gains        (.055)         (.206)       (.075)       (.154)          --
                                          --------------------------------------------------------------------
   Total Distributions                            (.616)         (.788)       (.688)       (.773)       (.627)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $8.08          $9.38        $9.32        $8.71        $9.43
==============================================================================================================
TOTAL RETURN                                     -7.40%          9.52%       15.52%        0.86%       23.64%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $3,681         $4,232       $3,720       $3,324       $3,376
 Ratio of Total Expenses to Average Net Assets    0.30%          0.30%        0.32%        0.28%        0.31%
 Ratio of Net Investment Income to
  Average Net Assets                              6.59%          6.26%        6.87%        7.06%        7.03%
 Turnover Rate                                       7%            43%          33%          30%          49%
==============================================================================================================

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------
CHECKWRITING [CKECK]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
VANGUARD DIRECT DEPOSIT SERVICE [BOOK]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD AUTOMATIC EXCHANGE SERVICE [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(R) [BOOK]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ONLINE TRANSACTIONS www.vanguard.com [PC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
o    Open a new account.*
o    Buy, sell, or exchange shares of most funds.
o    Change your name/address.

44
o Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP)
TEXT TELEPHONE:1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will buy your shares at that day's net asset value. You will begin earning dividends  on your  investment  the  following  business  day.  You may  convert
Investor Shares of the Short-Term Corporate Fund into Institutional Shares, provided that you meet the minimum initial investment requirements for Institutional Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Short-Term Treasury Fund-32
Vanguard Short-Term Federal Fund-49
Vanguard Short-Term Corporate Fund-39
Vanguard Intermediate-Term Treasury Fund-35
Vanguard Intermediate-Term Corporate Fund-71
Vanguard GNMA Fund-36
Vanguard Long-Term Treasury Fund-83
Vanguard Long-Term Corporate Fund-28

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

46

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).(Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and direct rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.
--------------------------------------------------------------------------------

Wire to:
FRB ABA 021001088 HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

                                                                              47
In favor of:
Vanguard Short-Term Treasury Fund-32
Vanguard Short-Term Federal Fund-49
Vanguard Short-Term Corporate Fund-39
Vanguard Intermediate-Term Treasury Fund-35
Vanguard Intermediate-Term Corporate Fund-71
Vanguard GNMA Fund-36
Vanguard Long-Term Treasury Fund-83
Vanguard Long-Term Corporate Fund-28
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]

--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders and so we reserve the right to refuse any purchase that may disrupt a Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
o    Vanguard sends the redemption proceeds to you or a designated third party.*
o    You can sell all or part of your Fund shares at any time.
*May require a signature guarantee; see footnote on page 50.

When Exchanging Shares:
o The redemption proceeds are used to purchase shares of a different Vanguard fund.
o    You must meet the receiving fund's minimum investment requirements.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
o In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must obtain the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in the "Redeeming Shares" section of this prospectus.

--------------------------------------------------------------------------------
HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.

48

     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
     NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------
ONLINE REQUESTS www.vanguard.com LOGO
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS LOGO
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
o    The ten-digit account number.
o    The name and address exactly as registered on the account.
o The primary Social Security or employer identification number as registered on the account.
o The Personal Identification Number (PIN), if applicable (for instance, Tele-Account). Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
o    Traditional IRAs and Roth IRAs--call Client Services.
o SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815

--------------------------------------------------------------------------------
CHECK REQUESTS [CHECK]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt a Fund's operation or performance.

If you redeem more than $250,000 worth of Fund shares within any 90-day period, each Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------
OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of four ways: check, wire (money market funds and other daily dividend funds only) exchange to another Vanguard fund, or Fund Express redemption.
--------------------------------------------------------------------------------

50

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. Eastern time, the wire will arrive at your bank by the close of business that same day. Requests made by 4:00 p.m. Eastern time will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4:00 p.m. Eastern time, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:
REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
o    The Fund name and account number.
o    The amount of the transaction (in dollars or shares).
o Signatures of all owners exactly as registered on the account (for mail requests).
o    Signature guarantees (if required).*
o    Any supporting legal documentation that may be required.
o    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND during any 12-month period.
o    Your round trips through a Fund must be at least 30 days apart.
o    A Fund may refuse a share purchase at any time, for any reason.
o Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from a Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

52

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION  STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in March and September for these Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CREDIT QUALITY
An assessment of the ability of a preferred stock issuer to pay dividends in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP(R)]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Bond Funds, the following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are incorporated
by reference into (and are thus
legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE,
PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund
shareholder and would like
information about your account,
account transactions, and/or a
ccount statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-662-2738

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-2368

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P028N-052000

[SHIP GRAPHIC]

VANGUARD(R)
BOND FUNDS
Participant Prospectus
May 31, 2000

___________
This  prospectus  contains
financial data for the Funds
through the fiscal year
ended January 31, 2000.

VANGUARD SHORT-TERM
TREASURY FUND

VANGUARD SHORT-TERM
FEDERAL FUND

VANGUARD SHORT-TERM
CORPORATE FUND

VANGUARD INTERMEDIATE-
TERM TREASURY FUND

VANGUARD INTERMEDIATE-
TERM CORPORATE FUND

VANGUARD GNMA FUND

VANGUARD LONG-TERM
TREASURY FUND

VANGUARD LONG-TERM
CORPORATE FUND

[A MEMBER OF THE VANGUARD GROUP(R) LOGO]

VANGUARD BOND FUNDS
Participant Prospectus
May 31, 2000
A Group of Bond Mutual Funds

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1 AN INTRODUCTION TO VANGUARD BOND FUNDS      26 MORE ON THE FUNDS

2 FUND PROFILES                               34 THE FUNDS AND VANGUARD

 2 Vanguard Short-Term Treasury Fund          34 INVESTMENT ADVISERS

 5 Vanguard Short-Term Federal Fund           35 DIVIDENDS, CAPITAL GAINS, AND
                                                 TAXES
 8 Vanguard Short-Term Corporate Fund
                                              36 SHARE PRICE
 11 Vanguard Intermediate-TermTreasury Fund
                                              37 FINANCIAL HIGHLIGHTS
 14 Vanguard Intermediate-Term Corporate Fund
                                              42 INVESTING WITH VANGUARD
 17 Vanguard GNMA Fund
                                              43 ACCESSING FUND INFORMATION
 20 Vanguard Long-Term Treasury Fund             BY COMPUTER

 23 Vanguard Long-Term Corporate Fund         GLOSSARY (inside back cover)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of eight Vanguard bond funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE ON THE SHORT-TERM CORPORATE FUND

The Short-Term Corporate Fund features two separate classes of shares: Investor and Institutional. Investor Shares have an investment minimum of $3,000 ($1,000 for IRAs), and are available through this prospectus (for retail investors) and a separate prospectus (for participants in employer-sponsored retirement or savings plans). Institutional Shares have an investment minimum of $50 million and are available through a separate prospectus.

Note that the Fund's separate share classes have different expenses; as a result, their investment performances will vary.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO VANGUARD BOND FUNDS

This prospectus contains information about eight Vanguard bond funds. Each of these Funds seeks to provide a high level of current income and preserve investors' principal. To achieve this objective, each Fund invests in fixed-income securities meeting defined credit quality and dollar-weighted average maturity standards. These standards vary from Fund to Fund, as shown in the following table.

---------------------------------------------------------------------------------------------
                                                                      DOLLAR-WEIGHTED AVERAGE
FUND                            PRIMARY INVESTMENTS                           MATURITY
---------------------------------------------------------------------------------------------
Short-Term Treasury              U.S. Treasury bonds                           1-3 years
Short-Term Federal               U.S. government agency bonds                  1-3 years
Short-Term Corporate             Investment-grade corporate bonds              1-3 years
Intermediate-Term Treasury       U.S. Treasury bonds                          5-10 years
Intermediate-Term Corporate      Investment-grade corporate bonds             5-10 years
GNMA                             GNMA mortgage certificates              Generally 5-10 years
Long-Term Treasury               U.S. Treasury bonds                         15-30 years
Long-Term Corporate              Investment-grade corporate bonds            15-25 years
---------------------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) SHORT-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Short-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund generally will maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

             -------------------------------------------------------
                              ANNUAL TOTAL RETURNS
             -------------------------------------------------------
                                   [BAR CHART]
                              6.75%           1992
                              6.41%           1993
                             -0.58%           1994
                             12.11%           1995
                              4.39%           1996
                              6.39%           1997
                              7.36%           1998
                              1.85%           1999
             -------------------------------------------------------
              The Fund's year-to-date return as of the quarter ended
              March 31, 2000 was 1.24%.
             -------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.86% (quarter ended September 30, 1992) and the lowest return for a quarter was -1.19% (quarter ended March 31, 1994).

     -----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999
     -----------------------------------------------------------------------
                                                                    SINCE
                                               1 YEAR   5 YEARS   INCEPTION*
     -----------------------------------------------------------------------
      Vanguard Short-Term Treasury Fund         1.85%    6.37%     5.79%
      Lehman Brothers 1-5 Year U.S. Treasury
       Bond Index                               1.89%    6.74%     6.11%
     -----------------------------------------------------------------------
     *October 28, 1991.
     -----------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                           NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on the   STTsry
first business day of each month; capital gains, if
any, are  distributed annually in December            VANGUARD FUND NUMBER
                                                      032
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,                CUSIP NUMBER
since inception                                       922031703

INCEPTION DATE                                        TICKER SYMBOL
October 28, 1991                                      VFISX

NET ASSETS AS OF JANUARY 31, 2000
$1.18 billion
-------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SHORT-TERM FEDERAL FUND

The following  profile  summarizes key features of Vanguard  Short-Term  Federal
Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests primarily in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund generally will maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                  [BAR CHART]
                               9.31%        1990
                              12.24%        1991
                               6.19%        1992
                               7.00%        1993
                              -0.94%        1994
                              12.26%        1995
                               4.78%        1996
                               6.46%        1997
                               7.22%        1998
                               2.07%        1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 1.37%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 4.06% (quarter ended December 31, 1991) and the lowest return for a quarter was -0.98% (quarter ended March 31, 1994).

6

      ------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      ------------------------------------------------------------------
                                          1 YEAR   5 YEARS    10 YEARS
      ------------------------------------------------------------------
      Vanguard Short-Term Federal Fund    2.07%     6.51%      6.59%
      Lehman Brothers 1-5 Year U.S.
       Government Bond Index              1.96      6.74       6.88
      ------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                               NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on the       STFed
first business day of each month; capital gains, if
any, are  distributed annually in December                VANGUARD FUND NUMBER
                                                          049
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since inception    CUSIP NUMBER
                                                          922031604
INCEPTION DATE
December 31, 1987                                         TICKER SYMBOL
                                                          VSGBX
NET ASSETS AS OF JANUARY 31, 2000
$1.48 billion
--------------------------------------------------------------------------------

8

FUND PROFILE--
VANGUARD(R) SHORT-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Short-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", "Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund will generally maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                  [BAR CHART]
                             9.23%           1990
                            13.08%           1991
                             7.20%           1992
                             7.07%           1993
                            -0.08%           1994
                            12.74%           1995
                             4.79%           1996
                             6.95%           1997
                             6.57%           1998
                             3.30%           1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 1.45%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.98% (quarter ended December 31, 1991) and the lowest return for a quarter was -1.00% (quarter ended March 31, 1994).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------
                                             1 YEAR   5 YEARS   10 YEARS
      -------------------------------------------------------------------
      Vanguard Short-Term Corporate Fund      3.30%    6.82%     7.02%
      Lehman Brothers 1-5 Year Investment-
       Grade Debt Index                       2.49     7.30      7.49
      -------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.23%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $26          $80       $141          $318
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                            NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on the    STCor
first business day of each month; capital gains, if    VANGUARD FUND NUMBER
any, are  distributed annually in December             039

INVESTMENT ADVISER                                     CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa., since inception 922031406

INCEPTION DATE                                         TICKER SYMBOL
October 29, 1982                                       VFSTX

NET ASSETS (ALL SHARE CLASSES) AS OF
JANUARY 31, 2000
$7.17 billion
-------------------------------------------------------------------------------

                                                                              11
FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Intermediate-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 5 and 10 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bond funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                  [BAR CHART]
                             7.78%          1992
                            11.43%          1993
                            -4.33%          1994
                            20.44%          1995
                             1.92%          1996
                             8.96%          1997
                            10.61%          1998
                            -3.52%          1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 2.58%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.23% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.60% (quarter ended March 31, 1994).

12

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR   5 YEARS   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Intermediate-Term Treasury
        Fund                               -3.52%    7.37%        6.98%
      Lehman Brothers 5-10 Year U.S.
       Treasury Bond Index                 -3.99     7.74         7.23
      -------------------------------------------------------------------------
      *October 28, 1991.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                     $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                             NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on the     ITTsry
first business day of each month; capital gains, if
any, are distributed annually in December               VANGUARD FUND NUMBER
                                                        035
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since inception  CUSIP NUMBER
                                                        922031802
INCEPTION DATE
October 28, 1991                                        TICKER SYMBOL
                                                        VFITX
NET ASSETS AS OF JANUARY 31, 2000
$1.65 billion
--------------------------------------------------------------------------------

14

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Intermediate-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily short-term and intermediate-term corporate bonds. High- quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", "Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund will generally maintain a dollar-weighted average maturity of between five and ten years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bond funds.
o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for intermediate-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                            -4.20%         1994
                            21.39%         1995
                             2.78%         1996
                             8.93%         1997
                             8.30%         1998
                            -1.53%         1999
              ----------------------------------------------------
               The Fund's year-to-date return as of the quarter ended March 31, 2000 was 1.99%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.41% (quarter ended March 31, 1994).

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------------
                                           1 YEAR   5 YEARS   SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Intermediate-Term           -1.53%    7.71%        5.50%
        Corporate Fund
      Lehman Brothers 5-10 Year            -2.22     8.05         5.83
        Investment- Grade Debt Index
      -------------------------------------------------------------------------
      *November 1, 1993.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.23%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

16

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $26         $80         $141        $318
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                               NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on the       ITCorp
first business day of each month; capital gains, if
any, are for minors distributed annually in December      VANGUARD FUND NUMBER
                                                          071
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since inception    CUSIP NUMBER
                                                          922031885
INCEPTION DATE
November 1, 1993                                          TICKER SYMBOL
                                                          VFICX
NET ASSETS AS OF JANUARY 31, 2000
$1.48 billion
--------------------------------------------------------------------------------

                                                                              17
FUND PROFILE--
VANGUARD(R) GNMA FUND

The following profile summarizes key features of Vanguard GNMA Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed-income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5-10 years). For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
o Interest rate risk, which is the chance that bond prices overall will decline due to rising interest rates. Also, declining interest rates typically will not lift GNMA prices as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates fall. Interest rate risk is generally moderate for intermediate-term bond funds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

18

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                            10.32%          1990
                            16.77%          1991
                             6.85%          1992
                             5.90%          1993
                            -0.95%          1994
                            17.04%          1995
                             5.24%          1996
                             9.47%          1997
                             7.14%          1998
                             0.78%          1999
              ----------------------------------------------------
               The Fund's year-to-date return as of the quarter ended March 31, 2000 was 2.16%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 5.91% (quarter ended September 30, 1991) and the lowest return for a quarter was -2.28% (quarter ended March 31, 1994).

      -----------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -----------------------------------------------------------------
                                         1 YEAR   5 YEARS    10 YEARS
      -----------------------------------------------------------------
      Vanguard GNMA Fund                 0.78%     7.80%      7.71%
      Lehman Brothers GNMA Bond Index    1.93      8.08       7.87
      -----------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $28         $87       $152         $343
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

-----------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                                     NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on the             GNMA
first business day of accounts each month; capital gains, if
any, are distributed annually in December                       VANGUARD FUND NUMBER
                                                                036
INVESTMENT ADVISER
Wellington Management Company, LLP,                             CUSIP NUMBER
Boston, Mass., since inception                                  922031307

INCEPTION DATE                                                  TICKER SYMBOL
June 27, 1980                                                   VFIIX

NET ASSETS AS OF JANUARY 31, 2000
$12.23 billion
-----------------------------------------------------------------------------------------

20

FUND PROFILE--
VANGUARD(R) LONG-TERM TREASURY FUND

The following  profile  summarizes key features of Vanguard  Long-Term  Treasury
Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in long-term bonds whose principal and interest payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 15 and 30 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bond funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                5.78%      1990
                               17.43%      1991
                                7.40%      1992
                               16.79%      1993
                               -7.03%      1994
                               30.11%      1995
                               -1.25%      1996
                               13.90%      1997
                               13.05%      1998
                               -8.66%      1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 7.52%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.53% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.85% (quarter ended March 31, 1996).

      -----------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -----------------------------------------------------------------
                                           1 YEAR   5 YEARS   10 YEARS
      -----------------------------------------------------------------
      Vanguard Long-Term Treasury Fund     -8.66%    8.61%    8.15%
      Lehman Brothers Long U.S. Treasury
       Bond Index                          -8.74     9.08     8.56
      -----------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.25%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.28%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $29         $90         $157        $356
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                             NEWSPAPER ABBREVIATION
Dividends are declared daily and  distributed on the    LTTsry
first business day of each month; capital gains, if
any, are  distributed annually in December              VANGUARD FUND NUMBER
                                                        083
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,                  CUSIP NUMBER
since inception                                         922031505

INCEPTION DATE                                          TICKER SYMBOL
May 19, 1986                                            VUSTX

NET ASSETS AS OF JANUARY 31, 2000
$1.18 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) LONG-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Long-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high- or upper-medium-quality and, to a lesser extent, medium-quality fixed-income securities, primarily long-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund's dollar-weighted average maturity is expected to range between 15 and 25 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for long-term bond funds.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

24

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                 6.21%     1990
                                20.90%     1991
                                 9.78%     1992
                                14.49%     1993
                                -5.30%     1994
                                26.40%     1995
                                 1.20%     1996
                                13.79%     1997
                                 9.21%     1998
                                -6.23%     1999
              ----------------------------------------------------
              The Fund's year-to-date return as of the quarter ended March 31, 2000 was 2.64%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 8.56% (quarter ended June 30, 1995) and the lowest return for a quarter was -4.68% (quarter ended March 31, 1996).

      -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -------------------------------------------------------------------
                                             1 YEAR   5 YEARS   10 YEARS
      -------------------------------------------------------------------
      Vanguard Long-Term Corporate Fund      -6.23%    8.31%    8.58%
      Lehman Brothers Long Corporate AA or
       Better Bond Index                     -7.00     8.44     8.35
      -------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.28%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.30%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $31         $97         $169        $381
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

-------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                                     NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on the             LTCorp
first business day of accounts each month; capital gains, if
any, are distributed annually in December                       VANGUARD FUND NUMBER
                                                                028
INVESTMENT ADVISER
Wellington Management Company, LLP,                             CUSIP NUMBER
Boston, Mass., since inception                                  922031109

INCEPTION DATE                                                  TICKER SYMBOL
July 9, 1973                                                    VWESX

NET ASSETS AS OF JANUARY 31, 2000
$3.68 billion
-------------------------------------------------------------------------------------------

26

MORE ON THE FUNDS

The following sections discuss other important features of the Funds, including additional risk information, investment strategies, costs and market timing, and turnover rate. Note that the investment objective of each Fund is not fundamental, and may be changed without a shareholder vote.

ADDITIONAL RISK INFORMATION
Because the Funds invest primarily in bonds, they are subject to certain risks.

[FLAG] THE FUNDS ARE SUBJECT--IN VARYING  DEGREES--TO  INTEREST RATE RISK, WHICH
     IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BONDS, AND HIGH FOR LONG-TERM BOND FUNDS.

 Changes in interest rates will affect bond income as well as bond prices.

[FLAG] THE FUNDS ARE SUBJECT--IN  VARYING  DEGREES--TO INCOME RISK, WHICH IS THE
     CHANCE THAT A FUND'S DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS AND LOWER FOR LONG-TERM BOND FUNDS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

 The difference with GNMAs: In general, declining interest rates will not lift GNMA prices as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount GNMA prices for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause GNMAs to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     In the past, bond investors--even Treasury bond investors--have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Funds' assets. To illustrate how much of an impact, the table below shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

-------------------------------------------------------------------------------
        HOW INTEREST RATE CHANGES AFFECT THE VALUE OF A $1,000 BOND*
-------------------------------------------------------------------------------
                            AFTER A 1%   AFTER A 1%    AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)      INCREASE     DECREASE      INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)           $978       $1,023          $956      $1,046
Intermediate-Term (10 years)      932        1,074           870       1,156
Long-Term (20 years)              901        1,116           816       1,251
-------------------------------------------------------------------------------
*Assuming a 7% yield.
-------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.


[FLAG] BECAUSE THEY INVEST IN BONDS THAT ARE CALLABLE,  THE FUNDS ARE SUBJECT TO
     CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, A BOND ISSUER WILL "CALL"--OR REPAY--A HIGHER-YIELDING BOND BEFORE ITS MATURITY DATE. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, A FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Call risk is generally moderate for longer-term corporate bonds, and consequently is moderate for the Intermediate-Term and Long-Term Corporate Funds. Call risk is low for the various Short-Term and Treasury Funds.

28

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CALLABLE BONDS

 Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. The other way is to buy bonds with low coupons, which makes them less likely to be called.
--------------------------------------------------------------------------------

[FLAG]  BECAUSE  IT  INVESTS  IN  MORTGAGE-BACKED  SECURITIES,  THE GNMA FUND IS
     SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT MORTGAGE-BACKED BONDS WILL BE PAID OFF EARLY DUE TO HOMEOWNERS REFINANCING THEIR MORTGAGES DURING PERIODS OF FALLING INTEREST RATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Since the GNMA Fund invests most of its assets in mortgage-backed bonds, the prepayment risk to the Fund is high.

[FLAG] THE FUNDS ARE SUBJECT--IN  VARYING  DEGREES--TO CREDIT RISK, WHICH IS THE
     CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY

 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade." The Funds' Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------

     The credit quality of each Fund depends on the quality of its investments. In absolute terms, the average credit quality of each Fund's holdings is high or upper-medium. In relative terms, the Short-Term Treasury, Intermediate-Term Treasury, and Long-Term Treasury Funds (which invest primarily in securities backed by the full faith and credit of the U.S. government) offer the highest credit quality of the Funds. The dollar-weighted average credit quality of each Fund's holdings as rated by Moody's Investors Service, as of January 31, 2000, follow:

         ---------------------------------------------------------
         FUND                                     AVERAGE QUALITY
         ---------------------------------------------------------
         Short-Term Treasury                         Treasury
         Short-Term Federal                           Agency
         Short-Term Corporate                           A1
         Intermediate-Term Treasury                  Treasury
         Intermediate-Term Corporate                    A1
         GNMA                                        Treasury
         Long-Term Treasury                          Treasury
         Long-Term Corporate                            Aa3
         ---------------------------------------------------------

     The following table details the Funds' credit quality policies, and illustrates the comparative credit risk encountered by an investor in each Fund. Note that the Funds apply these policies at the time of investment. A Fund may continue to hold bonds that have been downgraded after purchase, even if those bonds would no longer be eligible for purchase by the Fund.

-----------------------------------------------------------------------------------------
         CREDIT RATINGS OF THE FUNDS' INVESTMENTS (PERCENTAGE OF FUND ASSETS)
-----------------------------------------------------------------------------------------
                             ISSUED
                            OR BACKED         HIGH
                         BY U.S. GOV'T,    OR HIGHEST    UPPER              SPECULATIVE
                        ITS AGENCIES AND     QUALITY    MEDIUM    MEDIUM      OR LOWER
FUND                    INSTRUMENTALITIES  (NON-GOV'T)  QUALITY  QUALITY      QUALITY
-----------------------------------------------------------------------------------------
Short-Term Treasury           100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Short-Term Federal            100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Short-Term Corporate       ----------At least 70%----------      No more        0%
                                                                 than 30%
-----------------------------------------------------------------------------------------
Intermediate-Term             100%             0%         0%        0%          0%
Treasury
-----------------------------------------------------------------------------------------
Intermediate-Term          ----------At least 70%----------      No more        0%
Corporate                                                        than 30%
-----------------------------------------------------------------------------------------
GNMA                          100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Long-Term Treasury            100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Long-Term Corporate         ----------At least 70%---------      No more        0%
                                                                 than 30%
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                TYPES OF BONDS

 Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those of the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.
--------------------------------------------------------------------------------

     Each of the Corporate Funds may invest no more than 30% of its assets in medium- quality bonds, preferred stocks, and convertible securities.
     To a limited extent, the Corporate Funds are also exposed to event risk, which is the chance that corporate bonds and other fixed-income securities held by these Funds may suffer a substantial decline in credit quality and market value due to a restructuring of the companies that issued the securities.

30

[FLAG] THE FUNDS ARE SUBJECT TO MANAGER RISK,  WHICH IS THE CHANCE THAT A FUND'S
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

     To help you distinguish between the Funds and their various risks, a summary table is provided below.

---------------------------------------------------------------------------
                           RISKS OF THE FUNDS
---------------------------------------------------------------------------
                                                  PREPAYMENT/
                              INCOME   INTEREST      CALL         CREDIT
FUND                           RISK    RATE RISK     RISK          RISK
---------------------------------------------------------------------------
Short-Term Treasury            High       Low         Low       Negligible
Short-Term Federal             High       Low         Low        Very Low
Short-Term Corporate           High       Low         Low          Low
Intermediate-Term Treasury   Moderate  Moderate       Low       Negligible
Intermediate-Term Corporate  Moderate  Moderate    Moderate        Low
GNMA                         Moderate  Moderate      High       Negligible
Long-Term Treasury             Low       High         Low       Negligible
Long-Term Corporate            Low       High      Moderate        Low
---------------------------------------------------------------------------

INVESTMENT STRATEGIES
The grid below shows, at a glance, the types of financial instruments that may be purchased by each Fund. Explanations of each type of financial instrument follow the grid.

--------------------------------------------------------------------------------
                            SHORT-,                        SHORT-,
                        INTERMEDIATE-,                 INTERMEDIATE-,
                         AND LONG-TERM    SHORT-TERM    AND LONG-TERM      GNMA
                        TREASURY FUNDS   FEDERAL FUND  CORPORATE FUNDS     FUND
--------------------------------------------------------------------------------
Corporate Debt                                                .
--------------------------------------------------------------------------------
U.S. Government &              .              .               .            .
 Agency Bonds
--------------------------------------------------------------------------------
State & Municipal                                             .
 Bonds
--------------------------------------------------------------------------------
Cash Reserves                  .*              .*             .              .*
--------------------------------------------------------------------------------
Futures, Options, and          .              .               .            .
 Other Derivatives
--------------------------------------------------------------------------------
Asset-Backed                                  .               .
 Securities
--------------------------------------------------------------------------------
International                                                 .
 Dollar-Denominated Bonds
--------------------------------------------------------------------------------
Preferred Stocks                                              .
--------------------------------------------------------------------------------
Convertible Securities                                        .
--------------------------------------------------------------------------------
Collateralized                 .              .               .            .
 Mortgage Obligations (CMOs)
--------------------------------------------------------------------------------
Restricted or Illiquid         .              .               .            .
 Securities
--------------------------------------------------------------------------------
*Repurchase agreements only.
--------------------------------------------------------------------------------

o Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
o U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
o State and municipal bonds. These bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.
o Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Treasury Funds, the GNMA Fund, and the Short-Term Federal Fund may invest in repurchase agreements only if collateralized by U.S. Treasury or U.S. government agency securities.
o Futures, options, and other derivatives. Each Fund may invest up to 20% of its total assets in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. (As a practical matter, the limit is 15% for the Treasury Funds, because they must invest at least 85% of their total assets in U.S. government securities.) Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Funds will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

The reasons for which a Fund will invest in futures and options are:
--To keep cash on hand to meet  shareholder  redemptions  or other  needs  while simulating full investment in bonds.
--To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES


 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

o Asset-backed securities. These bonds represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.

32

o International dollar-denominated bonds. The Corporate Funds may invest in bonds of foreign issuers, so long as they are denominated in U.S. dollars. To the extent that it owns foreign bonds, a Fund is subject to country risk, which is the chance that political events (such as war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.
o Preferred stocks. Holders of preferred stocks receive set dividends from the issuer. Their claim on the issuer's income and assets ranks before that of common stock holders, but after that of bondholders.
o    Convertible  securities.  Bonds or  preferred  stocks that are  convertible
     into,  or  exchangeable   for,  common  stocks  are  known  as  convertible
     securities.
o Collateralized mortgage obligations (CMOs). CMOs are special bonds that are collateralized by mortgages or mortgage pass-through securities. In a CMO deal, cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity.
o Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, generally can be sold only to qualified institutional buyers. Because these securities can in turn be resold only to qualified institutional investors, they may be considered illiquid securities--that is, they could be difficult for the Funds to convert to cash, if needed. A Fund will not invest more than 15% of its net assets in illiquid securities. The Funds' Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would not be subject to the 15% limitation. In other words, the Funds may invest without limit in restricted securities that are deemed to be liquid securities.

     The Funds may, from time to time, take temporary investment measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.
     The Funds are generally managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Although several of the Bond Funds are suitable for investors' short-term needs, the Funds discourage market-timing, and therefore have adopted the following policies, among others, to discourage short-term trading:
o Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
o There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
o    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.
--------------------------------------------------------------------------------

TURNOVER RATE
Each Fund may sell securities regardless of how long the securities have been held. A Fund may sell securities based on the adviser's determination that securities with relatively greater value are available for purchase by the Fund, or to raise cash. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds may have higher turnover rates than longer-term bond funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

34

THE FUNDS AND VANGUARD

Each Fund is part of Vanguard Fixed Income Securities Funds, an investment company that is a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISERS

Two investment advisers manage the Funds, subject to the control of the Funds' Trustees and officers.
 Wellington Management Company, LLP (Wellington Management), 75 State Street, Boston, MA 02109, manages the GNMA and Long-Term Corporate Funds for a quarterly fee, which is based on certain annual percentage rates applied to the Funds' average month-end assets for the quarter. Wellington Management was founded in 1928, and as of March 31, 2000 manages more than $248 billion in stock and bond portfolios, including 14 Vanguard funds.
 The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser for the remaining Funds offered in this prospectus through its Fixed Income Group, on an at-cost basis. As of January 31, 2000, Vanguard served as adviser for about $364 billion in assets.
 For the fiscal year ended January 31, 2000, the investment advisory expenses for each Fund (with the exception of the Long-Term Corporate Fund) represented an effective annual rate of approximately 0.01% of each Fund's average net assets. For the Long-Term Corporate Fund, the investment advisory expenses represented an effective annual rate of 0.03% of its average net assets.
 The Funds have authorized their advisers to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. Also, the Funds may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISERS

The individuals primarily responsible for the Short-Term Treasury, Short-Term Federal, Short-Term Corporate, Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policies and strategies since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard, and Fund Manager of the Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds since their inception and the Short-Term Corporate Fund since 1983; has worked in investment management since 1978; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN W. HOLLYER, Principal of Vanguard, and Fund Manager of the Short-Term Federal Fund since 1996; has worked in investment management since 1987; has managed portfolio investments since joining Vanguard in 1989; B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard and Fund Manager of the Short-Term Treasury Fund since 2000; has worked in investment management since 1991; has managed portfolio investments with Vanguard since 1997; B.S., University of Wisconsin.

     The individuals primarily responsible for managing the GNMA and Long-Term Corporate Funds are:

PAUL D. KAPLAN, Senior Vice President and Partner of Wellington Management, and Fund Manager of the GNMA Fund since 1994; has worked in investment management since 1974; with Wellington Management since 1978; B.A., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.

EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management, and Fund Manager of the Long-Term Corporate Fund since 1994; has worked in investment management since 1972; with Wellington Management since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.
--------------------------------------------------------------------------------

     The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreements or hire new investment advisers, either as replacements for Wellington Management or Vanguard, or as additional advisers. Any such change will be communicated to shareholders in writing.

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Funds' income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during a year.

36

     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

 As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). For each of the Funds except the Short-Term Corporate Fund, net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                TOTAL ASSETS - LIABILITIES
          NET ASSET VALUE =   -------------------------------
                               NUMBER OF SHARES OUTSTANDING

     Net asset value per share for the Short-Term Corporate Fund is computed in a similar way, by dividing the net assets attributable to each class by the number of Fund shares outstanding for each class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are: STTSRY, STFED, STCOR, ITTSRY, ITCORP, GNMA, LTTSRY, and LTCORP.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Short-Term Treasury Fund as an example. The Fund began fiscal 2000 with a net asset value (price) of $10.37 per share. During the period, the Fund earned $0.534 per share from investment income (interest). There was a decline of $0.413 per share in the value of investments held or sold by the Fund.

 Shareholders received $0.551 per share in the form of dividend and capital gains distributions. A portion of each year's capital gains distributions may come from the prior year's capital gains.

 The earnings ($0.121 per share) minus the distributions ($0.551 per share) resulted in a share price of $9.94 at the end of the year. This was a decrease of $0.43 per share (from $10.37 at the beginning of the year to $9.94 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 1.20% for the year.

 As of January 31, 2000, the Fund had $1.2 billion in net assets. For the year, its expense ratio was 0.27% ($2.70 per $1,000 of net assets); and its net investment income amounted to 5.27% of its average net assets. It sold and replaced securities valued at 124% of its net assets.
--------------------------------------------------------------------------------

38

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD SHORT-TERM TREASURY FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.37         $10.27       $10.16       $10.36       $ 9.89
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .534           .545         .590         .586         .625
 Net Realized and Unrealized Gain(Loss) on
  Investments                                     (.413)          .122         .110        (.200)        .470
                                          --------------------------------------------------------------------
   Total from Investment Operations                .121           .667         .700         .386        1.095
                                          --------------------------------------------------------------------

DISTRIBUTIONS
 Dividends from Net Investment Income             (.534)         (.545)       (.590)       (.586)       (.625)
 Distributions from Realized Capital Gains        (.017)         (.022)                       --            --
                                          --------------------------------------------------------------------
   Total Distributions                            (.551)         (.567)       (.590)       (.586)       (.625)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.94         $10.37       $10.27       $10.16        $10.36
==============================================================================================================
TOTAL RETURN                                      1.20%          6.66%        7.11%        3.89%        11.37%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,177         $1,197       $1,009         $970          $919
 Ratio of Total  Expenses to Average Net Assets   0.27%          0.27%        0.27%        0.25%         0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              5.27%          5.27%        5.80%        5.77%         6.14%
 Turnover Rate                                     124%           132%          83%          86%           93%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD SHORT-TERM FEDERAL FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.26         $10.19       $10.11       $10.28       $ 9.79
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS                              .567           .581         .611         .615         .601
 Net Investment Income                    --------------------------------------------------------------------
 Net Realized and Unrealized Gain(Loss) on
  Investments                                     (.410)          .070         .080        (.170)        .490
                                          --------------------------------------------------------------------
Total from Investment Operations                   .157           .651         .691         .445        1.091
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.567)         (.581)       (.611)       (.615)       (.601)
 Distributions from Realized Capital Gains          --             --           --           --           --
   Total Distributions                            (.567)         (.581)       (.611)       (.615)       (.601)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.85         $10.26       $10.19       $10.11       $10.28
==============================================================================================================
TOTAL RETURN                                      1.59%          6.57%        7.06%        4.51%       11.43%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,478         $1,644       $1,460       $1,348       $1,402
 Ratio of Total Expenses to Average Net Assets    0.27%          0.27%        0.27%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              5.64%          5.68%        6.04%        6.09%        5.93%
 Turnover Rate                                      93%           107%          94%          57%          74%
==============================================================================================================

                                                                              39

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD SHORT-TERM CORPORATE FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.86         $10.87       $10.75       $10.94       $10.40
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .660           .660         .664         .663         .671
 Net Realized and Unrealized Gain (Loss) on
  Investments                                     (.370)         (.010)        .120        (.190)        .540
                                          --------------------------------------------------------------------
   Total from Investment Operations                .290           .650         .784         .473        1.211
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.660)         (.660)       (.664)       (.663)       (.671)
 Distributions from Realized Capital Gains           --             --           --           --           --
                                          --------------------------------------------------------------------
   Total Distributions                            (.660)         (.660)       (.664)       (.663)       (.671)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $10.49         $10.86       $10.87       $10.75       $10.94
==============================================================================================================
TOTAL RETURN                                      2.77%          6.16%        7.53%        4.52%       11.95%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $6,731         $5,529       $4,709       $4,531       $3,873
 Ratio of Total Expenses to Average Net Assets    0.25%          0.27%        0.28%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              6.21%          6.08%        6.17%        6.18%        6.23%
 Turnover Rate                                      52%            46%          45%          45%          62%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                           VANGUARD INTERMEDIATE-TERM TREASURY FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $11.16         $10.80       $10.37       $10.90       $ 9.76
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .625           .630         .647         .649         .662
 Net Realized and Unrealized Gain(Loss) on
  Investments                                    (1.130)          .360         .430        (.530)       1.140
                                          --------------------------------------------------------------------
  Total from Investment Operations                (.505)          .990        1.077         .119        1.802
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.625)         (.630)       (.647)       (.649)       (.662)
 Distributions from Realized Capital Gains           --             --           --           --           --
                                          --------------------------------------------------------------------
   Total Distributions                            (.625)         (.630)       (.647)       (.649)       (.662)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $10.03         $11.16       $10.80       $10.37       $10.90
==============================================================================================================
TOTAL RETURN                                     -4.59%          9.44%       10.78%        1.28%       18.96%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,652         $1,876       $1,595       $1,279       $1,226
 Ratio of Total Expenses to Average Net Assets    0.27%          0.27%        0.27%        0.25%        0.28%
 Ratio of Net Investment Income to
  Average Net Assets                              5.96%          5.76%        6.19%        6.26%        6.34%
 Turnover Rate                                      66%            63%          30%          42%          56%
==============================================================================================================

40

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD INTERMEDIATE-TERM CORPORATE FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.07         $10.03       $ 9.72       $10.17       $ 9.07
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .623           .627         .638         .639         .658
 Net Realized and  Unrealized Gain (Loss) on
  Investments                                     (.894)          .122         .321        (.430)       1.110
                                          --------------------------------------------------------------------
   Total from InvestmentOperations                (.271)          .749         .959         .209        1.758
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.623)         (.627)       (.638)       (.639)       (.658)
 Distributions from Realized Capital Gains        (.046)         (.082)       (.011)       (.020)          --
                                          --------------------------------------------------------------------
   Total Distributions                            (.669)         (.709)       (.649)       (.659)       (.658)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.13         $10.07       $10.03       $ 9.72       $10.17
==============================================================================================================
TOTAL RETURN                                     -2.70%          7.73%       10.24%        2.29%       19.94%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,475         $1,234         $899         $592         $424
 Ratio of Total Expenses to Average Net Assets    0.25%          0.27%        0.26%        0.25%        0.28%
 Ratio of Net Investment Income to
  Average Net Assets                              6.60%          6.25%        6.51%        6.61%        6.70%
 Turnover Rate                                      67%            71%          69%          85%          78%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD GNMA FUND
                                                                  YEAR ENDED JANUARY 31
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.47         $10.48       $10.23       $10.45       $ 9.71
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .669           .687         .718         .727         .734
 Net Realized and Unrealized Gain (Loss) on
  Investments                                     (.760)          .002         .253        (.220)        .740
--------------------------------------------------------------------------------------------------------------
    Total from Investment Operations              (.091)          .689         .971         .507        1.474
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.669)         (.687)       (.718)       (.727)       (.734)
 Distributions from Realized Capital Gains           --          (.012)       (.003)          --           --
--------------------------------------------------------------------------------------------------------------
    Total Distributions                           (.669)         (.699)       (.721)       (.727)       (.734)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.71         $10.47       $10.48       $10.23       $10.45
==============================================================================================================
TOTAL RETURN                                     -0.89%          6.79%        9.86%        5.15%       15.64%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $12,228        $11,354       $8,894       $7,400       $6,998
 Ratio of Total Expenses to Average Net Assets    0.27%          0.30%        0.31%        0.27%        0.29%
 Ratio of Net Investment Income to
  Average Net Assets                              6.63%          6.56%        6.97%        7.16%        7.22%
 Turnover Rate                                       5%             7%           3%          12%           7%
==============================================================================================================

                                                                              41

--------------------------------------------------------------------------------------------------------------
                                                            VANGUARD LONG-TERM TREASURY FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $11.42         $10.79       $ 9.84       $10.73       $ 9.23
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .611           .629         .643         .655         .669
 Net Realized and Unrealized Gain (Loss) on
  Investments                                    (1.560)          .630         .950        (.877)       1.725
                                          --------------------------------------------------------------------
   Total from Investment Operations               (.949)         1.259        1.593        (.222)       2.394
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.611)         (.629        (.643)       (.655)       (.669)
 Distributions from Realized Capital Gains        (.120)            --           --        (.013)       (.225)
                                          --------------------------------------------------------------------
   Total  Distributions                           (.731)         (.629)       (.643)       (.668)       (.894)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 9.74         $11.42       $10.79       $ 9.84       $10.73
==============================================================================================================
TOTAL RETURN                                     -8.41%         12.02%       16.85%       -1.85%       26.72%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $1,178         $1,450       $1,061         $898         $916
 Ratio of Total Expenses to Average Net Assets    0.28%          0.27%        0.27%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                              5.98%          5.69%        6.38%        6.66%        6.57%
 Turnover Rate                                      43%            22%          18%          31%         105%
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                           VANGUARD LONG-TERM CORPORATE FUND
                                                                  YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------
                                                   2000           1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                $9.38          $9.32        $8.71        $9.43        $8.18
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .561           .582         .613         .619         .627
 Net Realized and Unrealized Gain (Loss) on
  Investments                                    (1.560)          .266         .685        (.566)       1.250
                                          --------------------------------------------------------------------
   Total from Investment Operations               (.684)          .848        1.298         .053        1.877
                                          --------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.561)         (.582)       (.613)       (.619)       (.627)
 Distributions from Realized Capital Gains        (.055)         (.206)       (.075)       (.154)          --
                                          --------------------------------------------------------------------
   Total Distributions                            (.616)         (.788)       (.688)       (.773)       (.627)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $8.08          $9.38        $9.32        $8.71        $9.43
==============================================================================================================
TOTAL RETURN                                     -7.40%          9.52%       15.52%        0.86%       23.64%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)              $3,681         $4,232       $3,720       $3,324       $3,376
 Ratio of Total Expenses to Average Net Assets    0.30%          0.30%        0.32%        0.28%        0.31%
 Ratio of Net Investment Income to
  Average Net Assets                              6.59%          6.26%        6.87%        7.06%        7.03%
 Turnover Rate                                       7%            43%          33%          30%          49%
==============================================================================================================

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

42

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
o If you have any questions about a Fund or Vanguard, including a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
o If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
 In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH A FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a Fund.
 Before making an exchange to or from another fund available in your plan, consider the following:
o Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
o Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
o Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER
--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CREDIT QUALITY
An assessment of the ability of a preferred stock issuer to pay dividends in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP (R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Bond Funds, the following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are incorporated
by reference into (and are thus
legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-2368

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I028N-052000

[SHIP GRAPHIC]

VANGUARD(R)
HIGH-YIELD
CORPORATE FUND
Prospectus
May 31, 2000

--------------------------
This  prospectus  contains
financial  data for the
Fund through the
fiscal year ended
January 31, 2000.

[A MEMBER OF THE VANGUARD GROUP(R)LOGO]

VANGUARD HIGH-YIELD CORPORATE FUND
Prospectus
May 31, 2000
A Bond Mutual Fund

--------------------------------------------------------------------------------
CONTENTS

1  FUND PROFILE                            12 FINANCIAL HIGHLIGHTS

3  ADDITIONAL INFORMATION                  14 INVESTING WITH VANGUARD

3  A WORD ABOUT RISK                          14 Services and Account Features

3  WHO SHOULD INVEST                          15 Types of Accounts

4  PRIMARY INVESTMENT STRATEGIES              16 Buying Shares

8  THE FUND AND VANGUARD                      18 Redeeming Shares

9  INVESTMENT ADVISER                         22 Transferring Registration

10 DIVIDENDS, CAPITAL GAINS, AND TAXES        22 Fund and Account Updates

11 SHARE PRICE                             GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard High-Yield Corporate Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE
Vanguard High-Yield Corporate Fund is one of the Vanguard Bond Funds. The other Funds are offered through separate prospectuses; you can obtain a copy of the appropriate prospectus by calling Vanguard.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                               1
FUND PROFILE
The following profile summarizes key features of Vanguard High-Yield Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income.

INVESTMENT STRATEGIES

The Fund invests primarily in a diversified group of low-quality, high-risk corporate bonds, commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Credit risk, which is the chance that a bond issuer will fail to pay principal and interest in a timely manner, reducing the Fund's return. Credit risk will be substantial for the Fund.
o Interest rate risk, which is the chance that bond prices overall, including prices of bonds held by the Fund, will decline due to rising interest rates.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.
o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

 BECAUSE OF THE SPECULATIVE NATURE OF JUNK BONDS, YOU SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH THIS FUND BEFORE YOU PURCHASE SHARES.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ------------------------------------------------
                             1990     - 5.85%
                             1991      29.01%
                             1992      14.24%
                             1993      18.24%
                             1994     - 1.71%
                             1995      19.15%
                             1996       9.54%
                             1997      11.91%
                             1998       5.62%
                             1999       2.55%
              ------------------------------------------------
                  The Fund's  year-to-date return as of
                  the quarter ended March 31, 2000, was
                  -1.53%.
              ------------------------------------------------

2

     During the period shown in the bar chart, the highest return for a calendar quarter was 9.78% (quarter ended March 31, 1991) and the lowest return for a quarter was -9.03% (quarter ended September 30, 1990).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                          1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Vanguard High-Yield Corporate Fund        2.55%       9.61%         9.82%
Lehman Brothers High Yield Bond Index     2.39%       9.26%        10.69%
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                     1%*
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.26%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.28%

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES
 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard High-Yield Corporate Fund's expense ratio in fiscal year 2000 was 0.28%, or $2.80 per $1,000 of average net assets. The average high-yield bond fund had expenses in 1999 of 1.17%, or $11.70 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $29               $90             $157               $356
--------------------------------------------------------------------------------

THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily  and         $3,000;  $1,000  for IRAs and
distributed  on the  first                custodial accounts for minors
business  day of each month;
capital  gains,  if any,  are             NEWSPAPER ABBREVIATION
distributed annually in December          HYCor

INVESTMENT ADVISER                        VANGUARD FUND NUMBER
Wellington Management Company, LLP,       029
Boston, Mass., since inception
                                          CUSIP NUMBER
INCEPTION DATE                            922031208
December 27, 1978
                                          TICKER SYMBOL
NET ASSETS AS OF JANUARY 31, 2000         VWEHX
$5.57 billion

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard High-Yield Corporate Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the bond market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

4

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
o You wish to add a high-yield bond fund to your existing holdings, which could include other bond investments as well as stock, money market, and tax-exempt investments.
o    You are seeking a high level of current income.
o    You are willing to accept substantial investment risk.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING
 Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

 The Fund has adopted the following policies, among others, to discourage short-term trading:
o The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
o The Fund imposes a 1% redemption fee on shares that are redeemed by any method within one year of purchase.
o    The Fund reserves the right to stop offering shares at any time.

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, a high level of current income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--credit risk, interest rate risk, income risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees, which oversees the management of the Fund, may change the investment strategies in the interest of shareholders, without a shareholder vote.

MARKET EXPOSURE
The  Fund's   primary   strategy  is  to  invest  in  a  diversified   group  of
high-yielding,  low-quality  corporate  bonds,  commonly  known as "junk bonds."

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  JUNK BONDS
 Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. Considered speculative by the major rating agencies, these bonds are rated less than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation (these ratings are typical for bonds that provide the highest income return). Junk bonds are often issued as a result of corporate restructurings--such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, high-yield corporate funds often diversify their holdings among many bond issuers.
--------------------------------------------------------------------------------

[FLAG]  BECAUSE  OF ITS  INVESTMENT  IN  JUNK  BONDS,  THE  FUND IS  SUBJECT  TO
     SUBSTANTIAL CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

 For more information about credit risk, see "Security Selection".

--------------------------------------------------------------------------------
                              PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

 The Fund is also subject to other risks generally associated with bonds.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE DUE TO RISING INTEREST RATES.

 Changes in interest rates will affect bond income as well as bond prices.

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES.

     In the past, bond investors have seen the value of their investment rise and fall-- sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

6

 Because the Fund invests mainly in bonds, changes in interest rates will impact the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
         HOW INTEREST RATE CHANGES AFFECT THE VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)           $978        $1,023        $956         $1,046
Intermediate-Term (10 years)      932         1,074         870          1,156
Long-Term (20 years)              901         1,116         816          1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES
 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

SECURITY SELECTION
Wellington Management Company, LLP, adviser to the Fund, seeks to minimize the substantial investment risk posed by junk bonds primarily through solid credit research and broad diversification among issuers.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     MAY DO A POOR JOB OF SELECTING SECURITIES.

 At least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks.
 If unrated, a bond must be, in the adviser's opinion, at least equivalent to a Caa rating by Moody's or a CCC rating by Standard & Poor's. The Fund will not invest in bonds that, at the time of initial investment, are rated less than Caa by Moody's or CCC by Standard & Poor's. However, the Fund may continue to hold bonds that have been downgraded, even if those bonds would no longer be eligible for purchase by the Fund.
 In the past, the Fund has not invested in non-income-producing high-yield bonds, such as zero coupon bonds--which pay interest only at maturity--or payment-in-kind bonds--which pay interest in the form of additional securities. Although it has no present plans to do so, the Fund may invest up to 5% of its assets in such bonds in the future.

                                                                               7
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------

 BONDS RATED LESS THAN BAA BY MOODY'S OR BBB BY STANDARD & POOR'S, SUCH AS THOSE HELD BY THE FUND, ARE CLASSIFIED AS NON-INVESTMENT-GRADE. THESE BONDS CARRY A HIGH DEGREE OF RISK AND ARE CONSIDERED SPECULATIVE BY THE MAJOR RATING AGENCIES.

 Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield bond. For these reasons, it is the Fund's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize these ratings in conjunction with the adviser's own independent and ongoing review of credit quality.

 Wellington Management selects bonds on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Wellington Management's analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, the adviser looks for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment and greater potential for capital appreciation.

 As of January 31, 2000, the Fund's holdings had the following credit quality characteristics:

      --------------------------------------------------------
      INVESTMENT                  PERCENT OF FUND'S NET ASSETS
      --------------------------------------------------------
      Corporate bonds
         Baa/BBB                           9.1%
         Ba                               38.2%
         B                                45.7%
         Caa/CCC                           0.2%
      U.S. Treasury securities             6.8%
      --------------------------------------------------------

 To minimize credit risk, the Fund normally diversifies its holdings among bonds of at least 100 separate issuers, representing many industries. As of January 31, 2000, the Fund held bonds of 225 corporate issuers. As a result, there should be less chance that the Fund will be hurt by a particular bond issuer's failure to pay either principal or interest.
 The Fund  may  temporarily  depart  from its  normal  investment  policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

8

TURNOVER RATE

Although the Fund seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. The Fund may sell securities based on the adviser's determination that securities with relatively greater value are available for purchase by the Fund, or to raise cash. The Fund's average turnover rate for the past five years has been about 20%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all high-yield corporate funds is approximately 105%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

Vanguard High-Yield Corporate Fund is part of Vanguard Fixed Income Securities Funds, an investment company that is a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund employs Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, as its investment adviser. Wellington Management, an investment advisory firm founded in 1928, manages the Fund subject to the control of the Trustees and officers of the Fund. As of January 31, 2000, Wellington Management managed more than $248 billion in total assets.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER
 The individual primarily responsible for overseeing the High-Yield Corporate Fund's investments is:
 EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management, and Fund Manager of the High-Yield Corporate Fund since 1984; has worked in investment management since 1972; with Wellington Management since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.
--------------------------------------------------------------------------------

 Under the advisory agreement, the High-Yield Corporate Fund is required to pay Wellington Management a quarterly fee based on certain annual percentage rates applied to the Fund's average month-end assets for the quarter. For the fiscal year ended January 31, 2000, the advisory fees paid by the High-Yield Corporate Fund represented an effective annual rate of 0.03% of the Fund's average net assets.
 The Fund has authorized Wellington Management to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct Wellington Management to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
 The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser--either as a replacement for Wellington Management or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.


DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

10

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
 As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
o    provide us with your correct taxpayer identification number;
o    certify that the taxpayer identification number is correct; and
o    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"
 Unless you are investing through a tax-deferred  retirement account (such as an
 IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                   TOTAL ASSETS - LIABILITIES
              NET ASSET VALUE =  -------------------------------
                                   NUMBER OF SHARES OUTSTANDING

 Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

 A NOTE ON PRICING: The Fund's investments are valued on the basis of prices provided by a pricing service when such prices are believed to reflect their fair market value. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

 The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is HYCOR.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share.
 The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and

12

distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 2000 with a net asset value (price) of $7.90 per share. During the year, the Fund earned $0.631 per share from investment income (interest). There was a decline of $0.62 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.631 per share in the form of dividend and capital gains distributions. A portion of each year's capital gains distributions may come from the prior year's capital gains.

The earnings ($0.011 per share) minus the distributions ($0.631 per share) resulted in a share price of $7.28 at the end of the year. This was a decrease of $0.62 per share (from $7.90 at the beginning of the year to $7.28 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 0.17% for the year.

As of January 31, 2000, the Fund had $5.6 billion in net assets. For the year, its expense ratio was 0.28% ($2.80 per $1,000 of net assets); and its net investment income amounted to 8.34% of its average net assets. It sold and replaced securities valued at 20% of its net assets.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                    VANGUARD HIGH-YIELD CORPORATE FUND
                                                            YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $7.90      $8.17      $7.87      $7.89      $7.24
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .631       .659       .688       .688       .678
 Net Realized and  Unrealized Gain
  (Loss) on Investments                 (.620)     (.245)      .300      (.020)      .650
                                     ------------------------------------------------------
  Total from Investment Operations       .011       .414       .988       .668      1.328
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.631)      (.659)    (.688)     (.688)     (.678)
 Distributions from Realized Capital
  Gains                                    --       (.025)       --         --         --
                                     ------------------------------------------------------
   Total Distributions                  (.631)      (.684)    (.688)     (.688)     (.678)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $7.28       $7.90      $8.17     $7.87      $7.89
===========================================================================================
TOTAL RETURN*                           0.17%       5.34%     13.14%     9.01%     19.01%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of  Year (Millions)   $5,571     $5,549     $4,747     $3,674    $3,007
 Ratio of Total Expenses to Average
  Net Assets                            0.28%      0.29%      0.28%      0.29%     0.34%
 Ratio of Net Investment Income to
  Average Net Assets                    8.34%      8.26%      8.63%      8.92%     8.85%
 Turnover Rate                            20%        31%        45%        23%       38%
===========================================================================================

*Total returns do not reflect the 1% fee assessed on redemptions of shares held for less than one year.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.

Note: Limitations do apply; see page 18.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOKLET]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOKLET]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(R) [BOOKLET]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ONLINE TRANSACTIONS www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
o    Open a new account.*
o    Buy, sell, or exchange shares of most funds.
o    Change your name/address.

14

o Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOKLET]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will buy your shares at that day's net asset value. You will begin earning dividends on your investment the following business day.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-29
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

16

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account                   Client Services
1-800-662-6273                          1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088 HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard High-Yield Corporate Fund-29
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
o    Vanguard sends the redemption proceeds to you or a designated third party.*
o    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 20.

When Exchanging Shares:
o The redemption proceeds are used to purchase shares of a differen Vanguard fund.
o    You must meet the receiving fund's minimum investment requirements.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
o In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in the "Redeeming Shares" section of this prospectus.
--------------------------------------------------------------------------------
A NOTE OF REDEMPTION FEES
The Fund imposes a 1% redemption fee on shares that are redeemed by any method within one year of purchase. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate record-keeping system for employee benefit plan accounts, due to certain economics associated with these account. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
 The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS www.vanguard.com [COMPUTER]
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

18

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours-- to sell shares. You can exchange shares from this Fund to open an account in another Vanguard fund or add to an existing Vanguard fund account with an identical registration

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account                   Client Services
1-800-662-6273                          1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------

We reserve the right to refuse a telephone redemption if the caller is unable to provide:
o    The ten-digit account number.
o    The name and address exactly as registered on the account.
o The primary Social Security or employer identification number as registered on the account.
o The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).
 Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON  UNUSUAL  CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
o    Traditional IRAs and Roth IRAs--call Client Services.
o SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
 If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 inkind, i.e., in securities, rather than in cash. If payment is made inkind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of four ways: check, wire (money market funds and other daily dividend funds only), exchange to another Vanguard fund, or Fund Express redemption.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

20

For Money Market Funds:
For telephone requests made by 10:30 a.m. Eastern Time, the wire will arrive at your bank by the close of business that same day. Requests made by 4:00 p.m. Eastern Time will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4:00 p.m. Eastern Time, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
o    The Fund name and account number.
o    The amount of the transaction (in dollars or shares).
o Signatures of all owners exactly as registered on the account (for mail requests).
o    Signature guarantees (if required).*
o    Any supporting legal documentation that may be required.
o    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
o    Your round trips through the Fund must be at least 30 days apart.
o    The Fund may refuse a share purchase at any time, for any reason.
o Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

 A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

22

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in March and September for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOKLET]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP(R)]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more  information  about
Vanguard  High-Yield  Corporate
Fund, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information  about the
Fund's  investments  is available in
Vanguard Bond Funds' annual and
semiannual reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI for Vanguard Bond Funds
provides more  detailed  information
about the Funds.

The  current  annual and  semiannual
reports and the SAIs are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual  report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)

You can review and copy  information
about the Funds  (including  the SAI)
at the SEC's Public  Reference  Room
in  Washington,  DC. To find out more
about this  public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov),  or you can
receive copies of this  information,
for a fee, by electronic  request at
the following e-mail address:
publicinfo@sec.gov,  or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P029N-052000

[SHIP GRAPHIC]

VANGUARD(R)
HIGH-YIELD CORPORATE
FUND
Participant Prospectus
May 31, 2000

--------------------------
This  prospectus  contains
financial  data for the
Fund through the
fiscal year ended
January 31, 2000.

[A MEMBER OF THE VANGUARD GROUP(R)LOGO]

VANGUARD HIGH-YIELD CORPORATE FUND
Participant Prospectus
May 31, 2000
A Bond Mutual Fund

--------------------------------------------------------------------------------
CONTENTS

1 FUND PROFILE                            9 DIVIDENDS, CAPITAL GAINS, AND TAXES

3 ADDITIONAL INFORMATION                  10 SHARE PRICE

3 A WORD ABOUT RISK                       10 FINANCIAL HIGHLIGHTS

4 WHO SHOULD INVEST                       12 INVESTING WITH VANGUARD

4 PRIMARY INVESTMENT STRATEGIES           13 ACCESSING FUND INFORMATION BY
                                          COMPUTER
8 THE FUND AND VANGUARD
                                          GLOSSARY (inside back cover)
8 INVESTMENT ADVISER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard High-Yield Corporate Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE
Vanguard High-Yield Corporate Fund is one of the Vanguard Bond Funds. The other Funds are offered through separate prospectuses; you can obtain a copy of the appropriate prospectus by calling Vanguard.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE
The following profile summarizes key features of Vanguard High-Yield Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income.

INVESTMENT STRATEGIES
The Fund invests primarily in a diversified group of low-quality, high-risk corporate bonds, commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks. For more information, see "Security Selection" under PRIMARY INVESTMENT STRATEGIES.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Credit risk, which is the chance that a bond issuer will fail to pay principal and interest in a timely manner, reducing the Fund's return. Credit risk will be substantial for the Fund.
o Interest rate risk, which is the chance that bond prices overall, including prices of bonds held by the Fund, will decline due to rising interest rates.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.
o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

BECAUSE OF THE SPECULATIVE NATURE OF JUNK BONDS, YOU SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH THIS FUND BEFORE YOU PURCHASE SHARES.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

             -----------------------------------------
                      ANNUAL TOTAL RETURNS
             -----------------------------------------
                        1990     - 5.85%
                        1991      29.01%
                        1992      14.24%
                        1993      18.24%
                        1994     - 1.71%
                        1995      19.15%
                        1996       9.54%
                        1997      11.91%
                        1998       5.62%
                        1999       2.55%
             -----------------------------------------
                  The Fund's  year-to-date return as
                  of the quarter ended March 31, 2000,
                  was -1.53%.
             -----------------------------------------

2

 During the period shown in the bar chart, the highest return for a calendar quarter was 9.78% (quarter ended March 31, 1991) and the lowest return for a quarter was -9.03% (quarter ended September 30, 1990).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                          1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Vanguard High-Yield Corporate Fund        2.55%       9.61%         9.82%
Lehman Brothers High Yield Bond Index     2.39%       9.26%        10.69%
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                     1%*
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.26%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.28%

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES
 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard High-Yield Corporate Fund's expense ratio in fiscal year 2000 was 0.28%, or $2.80 per $1,000 of average net assets. The average high-yield bond fund had expenses in 1999 of 1.17%, or $11.70 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

                                                                               3
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
           $29               $90             $157               $356
--------------------------------------------------------------------------------

THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NEWSPAPER ABBREVIATION
Dividends are declared daily  and         HYCor
distributed  on the  first
business  day of each month;              VANGUARD FUND NUMBER
capital  gains,  if any,  are             029
distributed annually in December
                                          CUSIP NUMBER
INVESTMENT ADVISER                        922031208
Wellington Management Company, LLP,
Boston, Mass., since inception            TICKER SYMBOL
                                          VWEHX
INCEPTION DATE
December 27, 1978

NET ASSETS AS OF JANUARY 31, 2000
$5.57 billion
--------------------------------------------------------------------------------

================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard High-Yield Corporate Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the bond market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

4

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
o You wish to add a high-yield bond fund to your existing holdings, which could include other bond investments as well as stock, money market, and tax-exempt investments.

o    You are seeking a high level of current income.
o    You are willing to accept substantial investment risk.

THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING
 Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

 The Fund has adopted the following policies, among others, to discourage short-term trading:
o The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o There is a limit on the number of times you can exchange into and out of the Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
o The Fund imposes a 1% redemption fee on shares that are redeemed by any method within one year of purchase.
o    The Fund reserves the right to stop offering shares at any time.

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, a high level of current income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--credit risk, interest rate risk, income risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees, which oversees the management of the Fund, may change the investment strategies in the interest of shareholders, without a shareholder vote.

MARKET EXPOSURE
The  Fund's   primary   strategy  is  to  invest  in  a  diversified   group  of
high-yielding,  low-quality  corporate  bonds,  commonly  known as "junk bonds."

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  JUNK BONDS
 Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. Considered speculative by the major rating agencies, these bonds are rated less than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation (these ratings are typical for bonds that provide the highest income return). Junk bonds are often issued as a result of corporate restructurings--such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, high-yield corporate funds often diversify their holdings among many bond issuers.
--------------------------------------------------------------------------------

[FLAG]  BECAUSE  OF ITS  INVESTMENT  IN  JUNK  BONDS,  THE  FUND IS  SUBJECT  TO
     SUBSTANTIAL CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

For more information about credit risk, see "Security Selection."

The Fund is also subject to other risks generally associated with bonds.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE DUE TO RISING INTEREST RATES.

Changes in interest rates will affect bond income as well as bond prices.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES.

 In the past, bond investors have seen the value of their investment rise and fall-- sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

6

 Because the Fund invests mainly in bonds, changes in interest rates will impact the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
         HOW INTEREST RATE CHANGES AFFECT THE VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)           $978        $1,023        $956         $1,046
Intermediate-Term (10 years)      932         1,074         870          1,156
Long-Term (20 years)              901         1,116         816          1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

 These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES
 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

SECURITY SELECTION
Wellington Management Company, LLP, adviser to the Fund, seeks to minimize the substantial investment risk posed by junk bonds primarily through solid credit research and broad diversification among issuers.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     MAY DO A POOR JOB OF SELECTING SECURITIES.

 At least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks.
 If unrated, a bond must be, in the adviser's opinion, at least equivalent to a Caa rating by Moody's or a CCC rating by Standard & Poor's. The Fund will not invest in bonds that, at the time of initial investment, are rated less than Caa by Moody's or CCC by Standard & Poor's. However, the Fund may continue to hold bonds that have been downgraded, even if those bonds would no longer be eligible for purchase by the Fund.
 In the past, the Fund has not invested in non-income-producing high-yield bonds, such as zero coupon bonds--which pay interest only at maturity--or payment-in-kind bonds--which pay interest in the form of additional securities. Although it has no present plans to do so, the Fund may invest up to 5% of its assets in such bonds in the future.

                                                                               7
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY
 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade."
--------------------------------------------------------------------------------

 BONDS RATED LESS THAN BAA BY MOODY'S OR BBB BY STANDARD & POOR'S, SUCH AS THOSE HELD BY THE FUND, ARE CLASSIFIED AS NON-INVESTMENT-GRADE. THESE BONDS CARRY A HIGH DEGREE OF RISK AND ARE CONSIDERED SPECULATIVE BY THE MAJOR RATING AGENCIES.

 Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield bond. For these reasons, it is the Fund's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize these ratings in conjunction with the adviser's own independent and ongoing review of credit quality.

     Wellington Management selects bonds on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Wellington Management's analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, the adviser looks for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment and greater potential for capital appreciation. As of January 31, 2000, the Fund's holdings had the following credit quality characteristics:

      --------------------------------------------------------
      INVESTMENT                  PERCENT OF FUND'S NET ASSETS
      --------------------------------------------------------
      Corporate bonds
         Baa/BBB                           9.1%
         Ba                               38.2%
         B                                45.7%
         Caa/CCC                           0.2%
      U.S. Treasury securities             6.8%
      --------------------------------------------------------

 To minimize credit risk, the Fund normally diversifies its holdings among bonds of at least 100 separate issuers, representing many industries. As of January 31, 2000, the Fund held bonds of 225 corporate issuers. As a result, there should be less chance that the Fund will be hurt by a particular bond issuer's failure to pay either principal or interest.
 The Fund  may  temporarily  depart  from its  normal  investment  policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

8

TURNOVER RATE

Although the Fund seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. The Fund may sell securities based on the adviser's determination that securities with relatively greater value are available for purchase by the Fund, or to raise cash. The Fund's average turnover rate for the past five years has been about 20%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all high-yield corporate funds is approximately 105%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

Vanguard High-Yield Corporate Fund is part of Vanguard Fixed Income Securities Funds, an investment company that is a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund employs Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, as its investment adviser. Wellington Management, an investment advisory firm founded in 1928, manages the Fund subject to the control of the Trustees and officers of the Fund. As of January 31, 2000, Wellington Management managed more than $248 billion in total assets.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

 The individual primarily responsible for overseeing the High-Yield Corporate Fund's investments is:

 EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management, and Fund Manager of the High-Yield Corporate Fund since 1984; has worked in investment management since 1972; with Wellington Management since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.
--------------------------------------------------------------------------------

 Under the advisory agreement, the High-Yield Corporate Fund is required to pay Wellington Management a quarterly fee based on certain annual percentage rates applied to the Fund's average month-end assets for the quarter. For the fiscal year ended January 31, 2000, the advisory fees paid by the High-Yield Corporate Fund represented an effective annual rate of 0.03% of the Fund's average net assets.
 The Fund has authorized Wellington Management to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct Wellington Management to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
 The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for Wellington Management or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year.
 Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

10

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
 As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                    TOTAL ASSETS - LIABILITIES
              NET ASSET VALUE =  -------------------------------
                                   NUMBER OF SHARES OUTSTANDING

 Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

 A NOTE ON PRICING: The Fund's investments are valued on the basis of prices provided by a pricing service when such prices are believed to reflect their fair market value. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is HYCOR.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share.
 The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 The Fund began fiscal 2000 with a net asset value (price) of $7.90 per share. During the year, the Fund earned $0.631 per share from investment income (interest). There was a decline of $0.62 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

 Shareholders received $0.631 per share in the form of dividend and capital gains distributions. A portion of each year's capital gains distributions may come from the prior year's capital gains.

 The earnings ($0.011 per share) minus the distributions ($0.631 per share) resulted in a share price of $7.28 at the end of the year. This was a decrease of $0.62 per share (from $7.90 at the beginning of the year to $7.28 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 0.17% for the year.

 As of January 31, 2000, the Fund had $5.6 billion in net assets. For the year, its expense ratio was 0.28% ($2.80 per $1,000 of net assets); and its net investment income amounted to 8.34% of its average net assets. It sold and replaced securities valued at 20% of its net assets.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                    VANGUARD HIGH-YIELD CORPORATE FUND
                                                            YEAR ENDED JANUARY 31,
                                     ------------------------------------------------------
                                         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $7.90      $8.17      $7.87      $7.89      $7.24
-------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .631       .659       .688       .688       .678
 Net Realized and  Unrealized Gain
  (Loss) on Investments                 (.620)     (.245)      .300      (.020)      .650
                                     ------------------------------------------------------
  Total from Investment Operations       .011       .414       .988       .668      1.328
                                     ------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                (.631)      (.659)    (.688)     (.688)     (.678)
 Distributions from Realized Capital
  Gains                                    --       (.025)       --         --         --
                                     ------------------------------------------------------
   Total Distributions                  (.631)      (.684)    (.688)     (.688)     (.678)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR            $7.28       $7.90      $8.17     $7.87      $7.89
===========================================================================================
TOTAL RETURN*                           0.17%       5.34%     13.14%     9.01%     19.01%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of  Year (Millions)   $5,571     $5,549     $4,747     $3,674     $3,007
 Ratio of Total Expenses to Average
  Net Assets                            0.28%      0.29%      0.28%      0.29%      0.34%
 Ratio of Net Investment Income to
  Average Net Assets                    8.34%      8.26%      8.63%      8.92%      8.85%
 Turnover Rate                            20%        31%        45%        23%        38%
===========================================================================================

*Total returns do not reflect the 1% fee assessed on redemptions of shares held for less than one year.

12

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

o If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
o If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
 In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next- determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
 Before making an exchange to or from another fund available in your plan, consider the following:

o Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
o Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
o Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.Bonds rated in one of the four highest categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP(R)]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard High-Yield Corporate
Fund, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information  about the
Fund's  investments  is available in
Vanguard Bond Funds' annual and
semiannual reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI for Vanguard Bond Funds
provides more detailed information
about the Funds.

The current annual and semiannual
reports and the SAIs are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)

You can review and copy  information
about the Funds  (including  the SAI)
at the SEC's Public  Reference  Room
in  Washington,  DC. To find out more
about this  public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov),  or you can
receive copies of this  information,
for a fee, by electronic  request at
the following e-mail address:
publicinfo@sec.gov,  or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I029N-052000

[SHIP GRAPHIC]

VANGUARD (R) SHORT-TERM
CORPORATE FUND
INSTITUTIONAL SHARES
Prospectus
May 31, 2000

---------------------
This  prospectus  contains
financial  data for the
Fund through the fiscal year
ended January 31, 2000.

[A MEMBER OF THE VANGUARD GROUP (R) LOGO]

VANGUARD SHORT-TERM CORPORATE FUND
INSTITUTIONAL SHARES
Prospectus
May 31, 2000
A Bond Mutual Fund

-----------------------------------------------------------------------------------------------
CONTENTS
-----------------------------------------------------------------------------------------------
  1 FUND PROFILE                              14 INVESTING WITH VANGUARD

  3 ADDITIONAL INFORMATION                      14 Services and Account Features

  4 MORE ON THE FUND                            15 Types of Accounts

  9 THE FUND AND VANGUARD                       15 Buying Shares

  9 INVESTMENT ADVISER                          17 Redeeming Shares

  10 DIVIDENDS, CAPITAL GAINS, AND TAXES        20 Transferring Registration

  12 SHARE PRICE                                20 Fund and Account Updates

  12 FINANCIAL HIGHLIGHTS                       21 Mandatory Conversion to Investor Shares

                                              GLOSSARY (inside back cover)

-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of Vanguard Short-Term Corporate Fund Institutional Shares. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 IMPORTANT NOTE

 The Short-Term Corporate Fund features two separate classes of shares: Investor and Institutional Shares. Institutional Shares have an investment minimum of $50 million and are available through this prospectus. Investor Shares have an investment minimum of $3,000 ($1,000 for IRAs), and are available through separate prospectuses (one for individual investors and one for participants in employer-sponsored retirement or savings plans).

 Note that the Fund's separate shares classes have different expenses; as a result, their investment performances will vary.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Short-Term Corporate Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily short-term and intermediate-term corporate bonds. High- quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1," "Baa2," or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund will maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUND.

PRIMARY RISKS
The Fund is subject to the following primary risks:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance for Institutional Shares since inception. The table shows how the average annual total returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                                   [BAR CHART]
                                   6.69% 1998
                                   3.43% 1999
              ----------------------------------------------------
              The Fund's  year-to-date  return as of the quarter
              ended March 31, 2000 was 1.47%.
              ----------------------------------------------------

2

 During the period shown in the bar chart, the highest return for a calendar quarter was 2.87% (quarter ended September 30, 1998) and the lowest return for a quarter was 0.32% (quarter ended June 30, 1999).

 -------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
 -------------------------------------------------------------------------------
                                                        1 YEAR  SINCE INCEPTION*
 -------------------------------------------------------------------------------
 Vanguard Short-Term Corporate Fund Institutional Shares 3.43%      5.25%
 Lehman Brothers 1-5 Year Investment-Grade Debt Index    2.49       5.13
 -------------------------------------------------------------------------------
 *September 30, 1997.
 -------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.11%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.13%

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Short-Term Corporate Fund Institutional Shares' expense ratio in fiscal year 2000 was 0.13%, or $1.30 per $1,000 of average net assets. The average short-term domestic bond fund had expenses in 1999 of 0.85%, or $8.50 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

              -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
              -------------------------------------------------
                  $13         $42        $73         $166
              -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                              MINIMUM  INITIAL  INVESTMENT
Dividends are declared daily and distributed on the      $50  million
first business day of each month; capital gains, if
any, are distributed annually in December                NEWSPAPER  ABBREVIATION
                                                         STCorIst
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa, since inception    VANGUARD FUND NUMBER
                                                         858
INCEPTION DATE
September 30, 1997                                       CUSIP NUMBER
                                                         922031877
NET ASSETS (ALL SHARE CLASSES) AS OF
JANUARY 31, 2000                                         TICKER SYMBOL
$7.16 billion                                            VFSIX
--------------------------------------------------------------------------------------

4

MORE ON THE FUND

The following sections discuss other important features of the Fund, including additional risk information, investment strategies, costs and market timing, and turnover rate. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

ADDITIONAL RISK INFORMATION
Because the Fund invests primarily in bonds, it is subject to certain risks.

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGH FOR SHORT-TERM BOND FUNDS.

 Changes in interest rates will affect bond prices as well as bond income.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

 As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

 In the past, bond investors have seen the value of their investment rise and fall-- sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.
 Because the Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
         HOW INTEREST RATE CHANGES AFFECT THE VALUE OF A $1,000 BOND
--------------------------------------------------------------------------------
                          AFTER A 1%   AFTER A 1%    AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)    INCREASE     DECREASE      INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)       $978        $1,023         $956         $1,046
Intermediate-Term (10 years)  932         1,074          870          1,156
Long-Term (20 years)          901         1,116          816          1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

 These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES

 A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

 Since the Fund invests primarily in high-quality bonds, credit risk should be low for the Fund. The dollar-weighted average credit quality of the Fund's holdings as rated by Moody's Investors Service, as of January 31, 2000, was A1.
 The following table details the Fund's credit quality policies. Note that the Fund applies these policies at the time of investment. The Fund may hold onto bonds that have been downgraded, even if those bonds would no longer be eligible for purchase by the Fund.

----------------------------------------------------------------------------------------------
            CREDIT RATINGS OF THE FUND'S INVESTMENTS (PERCENTAGE OF FUND ASSETS)
----------------------------------------------------------------------------------------------
      Issued or                 High                 Upper                      Speculative
      Backed by          or Highest Quality         Medium          Medium    or Lower Quality
    U.S. Gov't and           (non-Gov't)            Quality        Quality
   its Agencies or
  Instrumentalities
----------------------------------------------------------------------------------------------
                ----------At least 70%----------                   No more           0%
                                                                   than 30%
----------------------------------------------------------------------------------------------

6
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY

 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade." The Fund's Statement of Additional Information includes a detailed description of the credit rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------

 The Fund may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities.
 To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate bonds and other fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a restructuring of the companies that issued the securities.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                TYPES OF BONDS

 Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those of the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.
--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO MANAGER  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

INVESTMENT STRATEGIES
Although the Fund invests primarily in corporate debt securities, it may invest in other types of instruments. The list below shows, at a glance, the types of financial instruments that may be purchased by the Fund. Explanations of each type of financial instrument follow the list.
  Corporate Debt
  U.S. Government and Agency Bonds
  State and Municipal Bonds
  Cash Reserves
  Futures, Options, and Other Derivatives
  Asset-Backed Securities
  International Dollar-Denominated Bonds
  Preferred Stocks
  Convertible Securities
  Collateralized Mortgage Obligations (CMOs)
  Restricted or Illiquid Securities

o Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
o U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
o State and municipal bonds. These bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.
o Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by the Fund to commercial banks or large securities dealers.
o Futures, options, and other derivatives. The Fund may invest up to 20% of its total assets in bond futures contracts, options, credit swaps, and interest rate swaps, and other types of derivatives.Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

 The reasons  for which the Fund will  invest in futures and options  are:
-- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
-- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
o Asset-backed securities. These bonds represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.
o International dollar-denominated bonds. The Fund may invest in bonds of foreign issuers, so long as they are denominated in U.S. dollars. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the chance that political events (such as war),

8

     financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.
o Preferred stock. Holders of preferred stock receive set dividends from the issuer. Their claim on the issuer's income and assets rank before that of common stock holders, but after that of bond holders.
o    Convertible  securities.  Bonds or  preferred  stocks that are  convertible
     into,  or  exchangeable   for,  common  stocks  are  known  as  convertible
     securities.
o Collateralized mortgage obligations (CMOs). CMOs are special bonds that are collateralized by mortgages or mortgage pass-through securities. In a CMO deal, cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity.
o Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, generally can be sold only to qualified institutional buyers. Because these securities can in turn be resold only to qualified institutional investors, they may be considered illiquid securities--that is, they could be difficult for the Fund to convert to cash, if needed. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund's Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would not be subject to the 15% limitation. In other words, the Fund may invest without limit in restricted securities that are deemed to be liquid securities.
 The Fund may, from time to time, take temporary investment measures--such as holding cash reserves without limit--that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.

 The Fund is generally managed without regard to tax ramifications.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the investors who do not generate the costs. Although the Short-Term Corporate Fund Institutional Shares is suitable for investors' short-term needs, the Fund discourages market-timing, and therefore has adopted the following policies, among others, to discourage short-term trading:
o The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
o There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
o    The Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
The Fund may sell securities regardless of how long the securities have been held. The Fund may sell securities based on the adviser's determination that securities with relatively greater value are available for purchase by the Fund, or to raise cash. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, the Fund may have a higher turnover rate than longer-term bond funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

Vanguard Short-Term Corporate Fund is part of Vanguard Fixed Income Securities Funds, an investment company that is a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of January 31, 2000, Vanguard served as adviser for about $364 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended January 31, 2000, the investment advisory fees represented an effective annual rate of approximately 0.01% of each Fund's average net assets.

10

 The Fund has authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

 The individuals primarily responsible for overseeing the Fund's investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

 ROBERT F. AUWAERTER, Principal of Vanguard and Fund Manager of the Short-Term Corporate Fund since 1983; has worked in investment management since 1978; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

 As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable for federal income tax purposes to you whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.

o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state or local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
o    provide us with your correct taxpayer identification number;
o    certify that the taxpayer identification number is correct; and
o confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

 Unless you are investing through a tax-deferred  retirement account (such as an
 IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

12

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share, for each class of Fund shares, is computed by dividing the net assets attributable to each class by the number of Fund shares outstanding for that class.
 Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
 A NOTE ON PRICING: The Fund's investments are valued on the basis of prices provided by a pricing service when such prices are believed to reflect their fair market value. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
 The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for the Fund, but the most common is STCORIST.


FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in Vanguard Bond Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 The Fund began fiscal 2000 with a net asset value (price) of $10.86 per share. During the period, the Fund earned $0.673 per share from investment income (interest). There was a decline of $0.370 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

 Shareholders received $0.673 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The earnings ($0.303 per share) minus the distributions ($0.673 per share) resulted in a share price of $10.49 at the end of the year. This was a decrease of $0.37 per share (from $10.86 at the beginning of the year to $10.49 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund's Institutional Shares was 2.89% for the year.

 As of January 31, 2000, the Fund's Institutional Shares had $434 million in net assets. For the year, its expense ratio was 0.13% ($1.30 per $1,000 of net assets); and its net investment income amounted to 6.31% of its average net assets. It sold and replaced securities valued at 52% of its net assets.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                              VANGUARD SHORT-TERM CORPORATE FUND
                                                         YEAR ENDED JANUARY 31,
                                                       -------------------------  SEP. 30, 1997* TO
                                                             2000           1999      JAN. 31, 1998
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.86         $10.87            $10.80
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .673           .673              .229
 Net Realized and Unrealized Gain (Loss) on Investments     (.370)         (.010)             .070
---------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .303           .663              .299
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                       (.673)         (.673)            (.229)
 Distributions from Realized Capital Gains                     --             --                --
---------------------------------------------------------------------------------------------------
    Total Distributions                                     (.673)         (.673)            (.229)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.49         $10.86            $10.87
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.89%          6.28%             2.79%
===================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $434            $421              $263
 Ratio of Total Expenses to Average Net Assets             0.13%           0.15%           0.15%**
 Ratio of Net Investment Income to Average Net Assets       6.31%          6.19%           6.28%**
 Turnover Rate                                               52%             46%               45%
===================================================================================================

 *Inception.
**Annualized.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

14

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

 Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information?
  Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
  The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES
Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOK]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ONLINE TRANSACTIONS www.vanguard.com [PC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
o    Open a new account.*
o    Buy, sell, or exchange shares of most funds.
o    Change your name/address.
o Add/change fund options (including dividend options, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call your assigned Service Associate for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of the Fund into Institutional Shares, provided that you meet the minimum initial investment requirements for Institutional Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$50 million.

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call your assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Short-Term Corporate Fund Institutional  Shares-858
[Account number, or temporary number for a new account]
[Registered  account owner(s)]
[Registered address]

16

--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-858
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:           Express or Registered mail to:
The Vanguard Group             The Vanguard Group
P.O. Box 2900                  100 Vanguard Boulevard
Valley Forge, PA 19482-2900    Malvern, PA 19355-2331
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders and so we reserve the right to refuse any purchase that may disrupt a Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
o Vanguard sends the redemption  proceeds to you or a designated third party.*
o You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 19.

When Exchanging Shares:
o The redemption proceeds are used to purchase shares of a different Vanguard fund.
o    You must meet the receiving fund's minimum investment requirements.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
o In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this "Redeeming Shares" section of this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in one of three ways: online, by telephone, or by mail.
     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS www.vanguard.com [PC]
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell shares. You can exchange from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------

18

We reserve the right to refuse a telephone redemption if the caller is unable to provide:
o    The ten-digit account number.
o    The name and address exactly as registered on the account.
o The primary Social Security or employer identification number as registered on the account.
o The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).
     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON  UNUSUAL  CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------
OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. Eastern time, the wire will arrive at your bank by the close of business that same day. Requests made by 4:00 p.m. Eastern time will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4:00 p.m. Eastern time, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
 o The Fund name and account number.
 o The amount of the transaction (in dollars or shares).
 o Signatures of all owners exactly as registered on the account (for mail requests).
 o Signature  guarantees (if  required).*
 o Any supporting  legal  documentation that may be required.
 o Any outstanding certificates  representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
o    Your round trips through the Fund must be at least 30 days apart.
o    The Fund may refuse a share purchase at any time, for any reason.
o Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.
A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------

20

--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 100 Vanguard Boulevard
Valley Forge, PA 19482-2900   Malvern, PA 19355-2331
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES
STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
 In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
 To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in March and September for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------

MANDATORY CONVERSION TO INVESTOR SHARES

The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below $50 million. Any such conversion will be preceded by written notice to the investor.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CREDIT QUALITY
An assessment of the ability of a preferred stock issuer to pay dividends in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP (R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Short-Term Corporate
Fund Institutional Shares, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
Vanguard Bond Funds' annual and
semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI for Vanguard Bond Funds
provides more detailed information
about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Fund (including the SAI) at
the SEC's Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a
fee, by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I858N-052000

[SHIP GRAPHIC]

VANGUARD
INFLATION-PROTECTED
SECURITIES FUND
Prospectus
June 5, 2000

This is the Fund's initial
prospectus, so it contains
no performance data.

[A MEMBER OF THE VANGUARD GROUP LOGO]

VANGUARD INFLATION-PROTECTED SECURITIES FUND
Prospectus
June 5, 2000
A Bond Mutual Fund
--------------------------------------------------------------------------------
  CONTENTS

 1 FUND PROFILE                                12 INVESTING WITH VANGUARD

 2 ADDITIONAL INFORMATION                      12 Services and Account Features

 3 A WORD ABOUT RISK                           13 Types of Accounts

 3 WHO SHOULD INVEST                           14 Buying Shares

 4 PRIMARY INVESTMENT STRATEGIES AND RISKS     16 Redeeming Shares

 8 THE FUND AND VANGUARD                       20 Transferring Registration

 8 INVESTMENT ADVISER                          20 Fund and Account Updates

 9 DIVIDENDS, CAPITAL GAINS, AND TAXES         GLOSSARY (inside back cover)

11 SHARE PRICE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the objective, risks, and strategies of Vanguard Inflation-Protected Securities Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Inflation-Protected Securities Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities.

INVESTMENT STRATEGIES
The Fund will invest primarily in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade". For more information about the Funds' investments, see "PRIMARY INVESTMENT STRATEGIES."

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:
- Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline over short or even long periods due to rising interest rates. Interest rate risk is expected to be low to moderate for the Fund.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION
The Fund began operations on June 5, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.22%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

2

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses match our estimates for the Fund's first year of operations, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                          ----------------------------
                               1 YEAR     3 YEARS
                          ----------------------------
                                 $26       $80
                          ----------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund may achieve. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     MINIMUM INITIAL INVESTMENT
Dividends are distributed in March, June,       $3,000; $1,000 for IRAs and
September, and December; capital gains,         custodial accounts for minors
if any, are distributed in December
                                                NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                              InflaPro
The Vanguard Group, Valley Forge, Pa.,
since inception                                 VANGUARD FUND NUMBER
                                                119
INCEPTION DATE
June 5, 2000                                    CUSIP NUMBER
                                                922031869
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

                                                                               3
================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Inflation- Protected Securities Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations in the market.

     Look for this [FLAG LOGO] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
-    You are looking for a bond fund that seeks to provide inflation protection.
-    You are willing to accept some volatility in income distributions.
-    You are willing to tolerate some modest fluctuation in share price.
- You want the additional portfolio diversification that inflation-indexed securities can offer.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING

 Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

 The Fund has adopted the following policies, among others, to discourage short-term trading:
- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit to the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

4

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  REAL RETURNS

 Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation. Inflation--a general rise in prices of goods and services--erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the Consumer Price Index, has occurred in 49 of the past 50 years, so investors should be conscious of both nominal and real returns of their investments. It should be noted that investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal won't grow with inflation if the investor spends the principal adjustment paid out as part of a fund's income distributions.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES AND RISKS

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objectives--inflation protection and income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--income risk, interest rate risk, credit risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders without a shareholder vote.

MARKET EXPOSURE

The Fund invests mainly in inflation-indexed bonds. The Fund expects to emphasize inflation-indexed bonds issued by the U.S. government, although it may also purchase inflation-indexed bonds issued by agencies and instrumentalities of the U.S. government, and corporations.
 The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          INFLATION-INDEXED SECURITIES

 Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of inflation-indexed securities (IIS) are adjusted over time to reflect inflation--a rise in the general price level. This adjustment is a key feature given that the Consumer Price Index (CPI) has risen in 49 of the past 50 years. (Source: Bureau of Labor Statistics). Importantly, in the event of sustained deflation, or a drop in prices, the U.S. Treasury has guaranteed that it would repay at least the original face value of its Inflation-Indexed Securities.
--------------------------------------------------------------------------------

 Because the Fund invests primarily in bonds, it is subject to certain risks.

[FLAG] THE FUND IS SUBJECT TO INCOME  FLUCTUATIONS.  THE FUND'S QUARTERLY INCOME
     DISTRIBUTIONS ARE LIKELY TO FLUCTUATE CONSIDERABLY MORE THAN INCOME DISTRIBUTIONS OF A TYPICAL BOND FUND. INCOME FLUCTUATIONS ASSOCIATED WITH CHANGES IN INTEREST RATES ARE EXPECTED TO BE LOW; HOWEVER, INCOME FLUCTUATIONS RESULTING FROM CHANGES IN INFLATION ARE EXPECTED TO BE HIGH. OVERALL, INVESTORS CAN EXPECT INCOME FLUCTUATIONS TO BE HIGH FOR THE FUND.

 While fluctuations in quarterly income distributions are expected to be high, distributions should, over the long term, provide an income yield that exceeds inflation. That said, in periods of extreme deflation, the Fund may have no income at all to distribute.
 Changes in interest rates will affect bond prices as well as bond income.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW TO MODERATE FOR THE FUND.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                INFLATION-INDEXED SECURITIES AND INTEREST RATES

 Interest rates on conventional bonds have two primary components: a "real" yield, plus an increment that reflects investor expectations of future inflation. By contrast, rates on inflation-indexed securities (IIS) are adjusted for inflation and therefore aren't affected meaningfully by inflation expectations. This leaves only real rates to influence the prices of IIS. A rise in real rates will cause prices of IIS to fall, while a decline in real rates will boost the prices of IIS. In the past, interest rates on conventional bonds have varied considerably more than real rates because of wide fluctuations in actual and expected inflation (annual changes in the Consumer Price Index since 1925 have ranged from -10% to +18% and have averaged 3.1%). (Source: Bureau of Labor Statistics). Because real interest yields have been relatively stable, the prices of IIS have generally fluctuated less than those of conventional bonds with comparable maturity and credit-quality characteristics.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

 The credit quality of the Fund depends on the quality of its investments. Since the Fund invests primarily in securities backed by the full faith and credit of the U.S. government, the average credit quality of the Fund's holdings is expected to be high, and consequently credit risk should be low for the Fund. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, is expected to be Treasury/AAA, which signifies the highest possible credit quality. At a minimum, all bonds purchased by the Fund will be rated "investment-grade," which means that timely payment of principal and interest on the bonds can be expected under current economic conditions.

6

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade." The Fund's Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                     TAXES AND INFLATION-INDEXED SECURITIES

 Any increase in principal for an  inflation-indexed  security  (IIS)  resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an IIS, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a mutual fund holding these securities pays out both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares.
--------------------------------------------------------------------------------

SECURITY SELECTION

The Vanguard Group, adviser to the Fund through its Fixed Income Group, buys and sells securities based on its judgment about issuers, the prices of the securities, and other economic factors. While the adviser uses the Lehman Brothers U.S. Treasury Inflation Note Index as a benchmark for the Fund's performance, however, the Fund's average maturity and mix of bonds may differ from those of the index. This may occur, for example when the adviser sees an opportunity to enhance returns. The Fund is generally managed without regard to tax ramifications.

[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS MAY DO A POOR JOB OF SELECTING STOCKS.

OTHER INVESTMENT STRATEGIES AND RISKS

Up to 35% of the Fund's assets may be invested in holdings that are not inflation-indexed. The Fund will make such investments primarily when inflation-indexed bonds are less attrative. The Fund's non-inflation-indexed holdings may include the following:
- Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
- U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers.
- Futures, options, and other derivatives. The Fund may invest up to 20% of its total assets in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

     The reasons for which the Fund will invest in futures and options are:
     --To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
     --To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

- Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, generally can only be sold to qualified institutional buyers. Because these securities can only be resold to qualified institutional investors, they are considered illiquid securities--that is, they could be difficult for the Fund to convert to cash, if needed. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund's Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would then not be subject to the 15% limitation. In other words, the Fund may invest in restricted securities that are deemed to be liquid securities, without limit.

TEMPORARY INVESTMENT MEASURES

The  Fund  may  temporarily  depart  from its  normal  investment  policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. Longer-term bonds will mature--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

8

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income or assets, are expressed as a percentage of the net assets of the fund. We expect the Fund's expense ratio for the current fiscal year to be 0.25%, or $2.50 per $1,000 of average net assets. The average Short U.S. Government mutual fund had expenses in 1999 of 0.96%, or $9.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of January 31, 2000, Vanguard served as adviser for about $364 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund. The Fund began operations on June 5, 2000; its advisory expenses for the first fiscal year are estimated at an effective annual rate of 0.01%.

 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

                                                                               9
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The managers responsible for the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

JOHN HOLLYER, CFA, Principal of Vanguard and Fund Manager; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and Fund Manager; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

Mr. Hollyer and Mr. Volpert manage the Fund on a day-to-day basis. Mr. MacKinnon is responsible for setting the Fund's broad investment policies and for overseeing the Fund Managers.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.

10

- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state or local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions  or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the  taxpayeridentification  number is correct;  and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

 Unless you are investing through a tax-deferred  retirement account (such as an
 IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                         TOTAL ASSETS - LIABILITIES
NET ASSET VALUE =      -------------------------------
                         NUMBER OF SHARES OUTSTANDING

 Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

 A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

 The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is INFLAPRO.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

12

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

 Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

  Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

  The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
CHECKWRITING [CHECK]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOKLET]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOKLET]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS TM [BOOKLET]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or ex-change shares to and from most Vanguard funds.
--------------------------------------------------------------------------------

ONLINE TRANSACTIONS at www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-  Open a new account.*
-  Buy, sell, or exchange shares of most funds.
-  Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOKLET]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

14

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).
add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-119
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:              Express or Registered mail to:
The Vanguard Group                The Vanguard Group
P.O. Box 1110                     455 Devon Park Drive
Valley Forge, PA 19482-1110       Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:              Express or Registered mail to:
The Vanguard Group                The Vanguard Group
P.O. Box 2900                     455 Devon Park Drive
Valley Forge, PA 19482-2900       Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[PHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]

Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Inflation-Protected Securities Fund-119
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

16

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-  Vanguard sends the redemption proceeds to you or a designated third party.*
-  You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 19.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-  You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to the rules discussed in this "Redeeming Shares" section of the prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS at www.vanguard.com [COMPUTER]
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours-- to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-  The ten-digit account number.
-  The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).
 Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. Vanguard can also: (1) stop selling shares at any time; (2) postpone payment of redemption proceeds for up to seven calendar days at any time; or (3) suspend redemptions and/or postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-  Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans Plans at 1-800-662-2003.

18

Depending on your account registration type, additional documentation may be required.
First-class mail to:                 Express or Registered mail to:
The Vanguard Group                   The Vanguard Group
P.O. Box 1110                        455 Devon Park Drive
Valley Forge, PA 19482-1110          Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                 Express or Registered mail to:
The Vanguard Group                   The Vanguard Group
P.O. Box 2900                        455 Devon Park Drive
Valley Forge, PA 19482-2900          Wayne, PA 19087-1815
--------------------------------------------------------------------------------
CHECK REQUESTS [CHECK]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.

 If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------
OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of four ways: check, wire (money market funds and other daily dividend funds only), exchange to another Vanguard fund, or Fund Express Redemption.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For telephone requests made by 4:00 p.m. Eastern time, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include: n The Fund name and account number.
- The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
- Signature guarantees (if required).*
- Any supporting legal documentation that may be required.
- Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
- Your round trips through the Fund must be at least 30 days apart.
- The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

20

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 1110                            455 Devon Park Drive
Valley Forge, PA 19482-1110              Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 2900                            455 Devon Park Drive
Valley Forge, PA 19482-2900              Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
 In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
 To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in December and June for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOKLET]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

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
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
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
GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INFLATION-INDEXED SECURITIES
Bonds issued by the U.S. government, government agencies, or corporations, whose
principal  and  interest   payments--unlike  those  of  conventional  bonds--are
adjusted over time to reflect inflation.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD

Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP GRAPHIC]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Inflation-Protected
Securities Fund, the following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional  information about the
Fund's  investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Fund.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this  prospectus.

To receive a free copy of the latest
annual or  semiannual  report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)
You can review  and copy  information
about the Fund  (including  the SAI) at
the SEC's Public  Reference  Room in
Washington,  DC. To find out more
about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are
also available on the SEC's website
(www.sec.gov),  or you can receive
copies of this information, for a fee, by electronic request at the following e-mail address:
publicinfo@sec.gov,  or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P119-062000

[SHIP GRAPHIC]

VANGUARD
INFLATION-PROTECTED
SECURITIES FUND
Participant Prospectus
June 5, 2000

This is the Fund's initial
prospectus, so it contains
no performance data.

[THE VANGUARD GROUP LOGO]

VANGUARD INFLATION-PROTECTED SECURITIES FUND
Participant Prospectus
June 5, 2000
A Bond Mutual Fund

--------------------------------------------------------------------------------
   CONTENTS

 1 FUND PROFILE                         9 DIVIDENDS, CAPITAL GAINS, AND TAXES

 2 ADDITIONAL INFORMATION              10 SHARE PRICE

 2 A WORD ABOUT RISK                   11 INVESTING WITH VANGUARD

 3 WHO SHOULD INVEST                   12 ACCESSING FUND INFORMATION BY
                                          COMPUTER
 4 PRIMARY INVESTMENT STRATEGIES
   AND RISKS                           GLOSSARY (inside back cover)

 7 THE FUND AND VANGUARD

 8 INVESTMENT ADVISER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the objective, risks, and strategies of Vanguard Inflation-Protected Securities Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk (R) " explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 IMPORTANT NOTE
 This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Inflation-Protected Securities Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities.

INVESTMENT STRATEGIES
The Fund will invest primarily in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade." For more information about the Funds' investments, see "PRIMARY INVESTMENT STRATEGIES."

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:
- Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline over short or even long periods due to rising interest rates. Interest rate risk is expected to be low to moderate for the Fund.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION
The Fund began operations on June 5, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.22%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

2

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses match our estimates for the Fund's first year of operations, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                          ----------------------------
                               1 YEAR    3 YEARS
                          ----------------------------
                                $26        $80
                          ----------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund may achieve. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                         NEWSPAPER ABBREVIATION
Dividends are distributed in March, June,           InflaPro
September, and December; capital gains, if any,
are distributed in December                         VANGUARD FUND NUMBER
                                                    119
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,              CUSIP NUMBER
since inception                                     922031869

INCEPTION DATE
June 5, 2000
================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Inflation- Protected Securities Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations in the market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

                                                                               3
WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
-  You are looking for a bond fund that seeks to provide inflation protection.
-  You are willing to accept some volatility in income distributions.
-  You are willing to tolerate some modest fluctuation in share price.
- You want the additional portfolio diversification that inflation-indexed securities can offer.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING

 Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     The Fund has adopted the following policies, among others, to discourage short- term trading:
- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit to the number of times you can exchange into and out of the Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  REAL RETURNS

 Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation. Inflation--a general rise in prices of goods and services--erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the Consumer Price Index, has occurred in 49 of the past 50 years, so investors should be conscious of both nominal and real returns of their investments. It should be noted that investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal won't grow with inflation if the investor spends the principal adjustment paid out as part of a fund's income distributions.
--------------------------------------------------------------------------------

4

PRIMARY INVESTMENT STRATEGIES AND RISKS

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objectives--inflation protection and income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--income risk, interest rate risk, credit risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders without a shareholder vote.

MARKET EXPOSURE
The Fund invests mainly in inflation-indexed bonds. The Fund expects to emphasize inflation-indexed bonds issued by the U.S. government, although it may also purchase inflation-indexed bonds issued by agencies and instrumentalities of the U.S. government, and corporations.
 The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          INFLATION-INDEXED SECURITIES

 Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of inflation-indexed securities (IIS) are adjusted over time to reflect inflation--a rise in the general price level. This adjustment is a key feature given that the Consumer Price Index (CPI) has risen in 49 of the past 50 years. (Source: Bureau of Labor Statistics). Importantly, in the event of sustained deflation, or a drop in prices, the U.S. Treasury has guaranteed that it would repay at least the original face value of its Inflation-Indexed Securities.
--------------------------------------------------------------------------------

 Because the Fund invests primarily in bonds, it is subject to certain risks.

[FLAG]THE FUND IS SUBJECT TO INCOME  FLUCTUATIONS.  THE FUND'S  QUARTERLY INCOME
     DISTRIBUTIONS ARE LIKELY TO FLUCTUATE CONSIDERABLY MORE THAN INCOME DISTRIBUTIONS OF A TYPICAL BOND FUND. INCOME FLUCTUATIONS ASSOCIATED WITH CHANGES IN INTEREST RATES ARE EXPECTED TO BE LOW; HOWEVER, INCOME FLUCTUATIONS RESULTING FROM CHANGES IN INFLATION ARE EXPECTED TO BE HIGH. OVERALL, INVESTORS CAN EXPECT INCOME FLUCTUATIONS TO BE HIGH FOR THE FUND.

 While fluctuations in quarterly income distributions are expected to be high, distributions should, over the long term, provide an income yield that exceeds inflation. That said, in periods of extreme deflation, the Fund may have no income at all to distribute.

 Changes in interest rates will affect bond prices as well as bond income.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW TO MODERATE FOR THE FUND.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                INFLATION-INDEXED SECURITIES AND INTEREST RATES

 Interest rates on conventional bonds have two primary components: a "real" yield, plus an increment that reflects investor expectations of future inflation. By contrast, rates on inflation-indexed securities (IIS) are adjusted for inflation and therefore aren't affected meaningfully by inflation expectations. This leaves only real rates to influence the prices of IIS. A rise in real rates will cause prices of IIS to fall, while a decline in real rates will boost the prices of IIS. In the past, interest rates on conventional bonds have varied considerably more than real rates because of wide fluctuations in actual and expected inflation (annual changes in the Consumer Price Index since 1925 have ranged from -10% to +18% and have averaged 3.1%). (Source: Bureau of Labor Statistics). Because real interest yields have been relatively stable, the prices of IIS have generally fluctuated less than those of conventional bonds with comparable maturity and credit-quality characteristics.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

 The credit quality of the Fund depends on the quality of its investments. Since the Fund invests primarily in securities backed by the full faith and credit of the U.S. government, the average credit quality of the Fund's holdings is expected to be high, and consequently credit risk should be low for the Fund. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, is expected to be Treasury/AAA, which signifies the highest possible credit quality. At a minimum, all bonds purchased by the Fund will be rated "investment-grade," which means that timely payment of principal and interest on the bonds can be expected under current economic conditions.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade." The Fund's Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      TAXES AND INFLATION-INDEX SECURITIES

 Any increase in principal for an  inflation-indexed  security  (IIS)  resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an IIS, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a mutual fund holding these securities pays out both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares.
--------------------------------------------------------------------------------

SECURITY SELECTION

The Vanguard Group, adviser to the Fund through its Fixed Income Group, buys and sells securities based on its judgment about issuers, the prices of the securities, and other economic factors. While the adviser uses the Lehman Brothers U.S. Treasury Inflation Note Index as a benchmark for the Fund's performance, however, the Fund's average maturity and mix of bonds may differ from those of the index. This may occur, for example, when the adviser sees an opportunity to enhance returns. The Fund is generally managed without regard to tax ramifications.

[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS MAY DO A POOR JOB OF SELECTING STOCKS.

OTHER INVESTMENT STRATEGIES AND RISKS

Up to 35% of the Fund's assets may be invested in holdings that are not inflation-indexed. The Fund will make such investments primarily when inflation-indexed bonds are less attractive. The Fund's non-inflation-indexed holdings may include the following:

- Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
- U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers.
- Futures, options, and other derivatives. The Fund may invest up to 20% of its total assets in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

     The reasons for which the Fund will invest in futures and options are:

     --To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
     --To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

- Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, generally can only be sold to qualified institutional buyers. Because these securities can only be resold to qualified institutional investors, they are considered illiquid securities--that is, they could be difficult for the Fund to convert to cash, if needed. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund's Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would then not be subject to the 15% limitation. In other words, the Fund may invest in restricted securities that are deemed to be liquid securities, without limit.

TEMPORARY INVESTMENT MEASURES
The  Fund  may  temporarily  depart  from its  normal  investment  policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

TURNOVER RATE
Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. Longer-term bonds will mature--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

8

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income or assets, are expressed as a percentage of the net assets of the fund. We expect the Fund's expense ratio for the current fiscal year to be 0.25%, or $2.50 per $1,000 of average net assets. The average Short U.S. Government mutual fund had expenses in 1999 of 0.96%, or $9.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Fund's adviser through its Fixed Income Group. As of January 31, 2000, Vanguard served as adviser for about $364 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund. The Fund began operations on June 5, 2000; its advisory expenses for the first fiscal year are estimated at an effective annual rate of 0.01%.

 The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

 In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The managers responsible for the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

JOHN HOLLYER, CFA, Principal of Vanguard and Fund Manager; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and Fund Manager; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

Mr. Hollyer and Mr. Volpert manage the Fund on a day-to-day basis. Mr. MacKinnon is responsible for setting the Fund's broad investment policies and for overseeing the Fund Managers.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

 Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

10

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                        TOTAL ASSETS - LIABILITIES
 NET ASSET VALUE =   -------------------------------
                       NUMBER OF SHARES OUTSTANDING

 Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

 A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

 The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is INFLAPRO.

"Standard & Poor's (R) ," "S&P (R) ," "S&P 500 (R) ," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

                                                                              11
INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

 In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

12

ACCESSING FUND INFORMATION BY COMPUTER
--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INFLATION-INDEXED SECURITIES
Bonds issued by the U.S. government, government agencies, or corporations, whose
principal  and  interest   payments--unlike  those  of  conventional  bonds--are
adjusted over time to reflect inflation.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP GRAPHIC]
[THE VANGUARD GROUP LOGO]

Institutional Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Inflation-Protected
Securities Fund, the following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional  information about the
Fund's  investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Fund (including the SAI) at
the SEC's Public Reference Room in
Washington, DC. To find out more
about this public service, call the SEC
at 1-202-942-8090. Reports an
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I119N-062000

                                     PART B

                   VANGUARD(R) FIXED INCOME SECURITIES FUND
                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 31, 2000

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses dated May 31, 2000. To obtain, without charge, a Prospectus or the most recent Annual Report to shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:

                    VANGUARD INVESTOR INFORMATION DEPARTMENT
                              1-800-662-7447 (SHIP)

                                TABLE OF CONTENTS

                                                                PAGE
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
PURCHASE OF SHARES...............................................B-8
SHARE PRICE......................................................B-8
REDEMPTION OF SHARES.............................................B-8
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-9
MANAGEMENT OF THE TRUST ........................................B-10
INVESTMENT ADVISORY SERVICES....................................B-13
PORTFOLIO TRANSACTIONS..........................................B-15
YIELD AND TOTAL RETURN..........................................B-16
FINANCIAL STATEMENTS............................................B-18
COMPARATIVE INDEXES ............................................B-19
OTHER DEFINITIONS...............................................B-20
APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS.................B-21

                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as Westminster Fixed Income Securities Fund, a Maryland corporation, in1972. It was reorganized as a Pennsylvania business trust in 1984, then reorganized as a Maryland corporation in 1985 and, finally,
reorganized  as  a  Delaware   business  trust  in  May,  1998.   Prior  to  its
reorganization as a Delaware business trust, the Trust was known as Vanguard Fixed Income Securities Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trust currently offers the following funds.

                                    GNMA Fund
                            Short-Term Corporate Fund
                             Long-Term Treasury Fund
                            Short-Term Treasury Fund
                         Intermediate-Term Treasury Fund
                            Long-Term Corporate Fund
                             Short-Term Federal Fund
                        Intermediate-Term Corporate Fund
                            High-Yield Corporate Fund
                       Inflation-Protected Securities Fund

     *The Short-Term Corporate Fund offers two classes of shares, Investor Shares and Institutional Shares.

Each of the Funds, except the Inflation-Protected Securities Fund, is "diversified" as that term is defined in Section 5(b) of the 1940 Act. The Inflation-Protected Securities Fund is non-diversified.The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. The Trust's custodians are: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245, and First Union, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania, 19103, serves as the Funds' independent accountants. The accountants audit financial statements for the Funds and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE TRUST'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of a Fund. Each Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of each Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund according to the number of shares of such fund held by shareholders on the record date. The amount of income dividends per share may vary between different share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of a Fund. Shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to the class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Funds.

     CONVERSION RIGHTS. Shareholders of the Short-Term Corporate Fund may convert their Individual (or Institutional) Shares into Institutional (or Individual) Shares upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                               INVESTMENT POLICIES

The following policies supplement the investment policies set forth in the Funds' Prospectuses:

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Board of Trustees of the Trust will monitor a Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the advisers acknowledge these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES

Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and

(d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees of the Trust.

  At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

TEMPORARY INVESTMENTS

Each Fund may take temporary defensive measures that are inconsistent with its normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Board of Trustees of the Trust. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933 Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

FOREIGN INVESTMENTS

As indicated in the prospectuses, certain Funds may invest in foreign securities to a limited extent. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

  COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangement for handling U.S. securities of equal value.

  Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from its foreign investments.

FUTURES CONTRACTS AND OPTIONS

Each Fund may enter into futures contracts, options on securities and indexes, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

  Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

  Regulations of the CFTC applicable to the Funds require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

  Although techniques other than the sale and purchase of futures contracts could be used to control each Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

  RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to hedge it effectively.

  Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. Additionally, a Fund incurs the risk that its adviser will incorrectly predict future interest rate trends. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the Advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contractsas of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

  OTHER TYPES OF DERIVATIVES. In addition to bond futures contracts and options, each Fund may invest in other types of derivatives, including swap agreements. Swap agreements can be structured in a variety of ways and are known by many different names. In a typical swap agreement, the Fund negotiates with a counterparty to trade off investment exposure to a particular market factor, such as interest rate movements or the credit quality of a bond issuer. Based on the terms of the swap, the Fund may either receive from or make payments to the counterparty on a regular basis.

  Depending on how they are used, swap agreements have the potential to increase or decrease the Funds' investment risk. The Funds will invest in swap agreements only to the extent consistent with their respective investment objectives and policies.

                               PURCHASE OF SHARES

Each Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Fund's shares.

                                   SHARE PRICE

Each Fund's (except Short-Term Corporate Fund) share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The share price or NAV per share for Short-Term Corporate Fund is calculated by dividing net assets attributed to each share class by the total number of shares outstanding for each share class.The net asset value is determined as of the close of the New York Stock Exchange (the Exchange, generally 4:00 p.m. Eastern time) on each day that the exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of "Vanguard Funds".

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment: (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as deter-mined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

  Each Fund has made  an  election  with  the  Commission  to  pay  in cash  all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid in whole or in part, in readily marketable investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectuses under "Share Price" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

     No charge is made by a Fund for redemptions (except for Vanguard High-Yield Corporate Fund, which charges a redemption fee of 1% if shares held for less than one year are redeemed). Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of shares, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. A Fund may not invest in commodities, except that it may invest in bond (stock) futures contracts, bond (stock) options and options on bond (stock) futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID OR RESTRICTED SECURITIES. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. A Fund may not invest more that 25% of its total assets in any one industry.

     INVESTING FOR CONTROL.* A Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES.* A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. A Fund may not lend money to any person except (i) by purchasing bonds or other debt securities or by entering into repurchase agreements; (ii) by lending its portfolio securities; and (iii) to another Vanguard fund through Vanguard's interfund lending program.

     MARGIN.* A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS.*A Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS.* A Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

     UNSEASONED COMPANIES.* A Fund may not invest more than 5% of its total assets in companies that have less than three years operating history (including the operating history of any predecessors).

  WARRANTS.* A Fund may not purchase or sell warrants, put options or call options. The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time of purchase, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

* These limitations are non-fundamental for Vanguard Inflation-Protected Securities Fund and therefore may be changed by the Board of Trustees without a shareholder vote.

     None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As members of The Vanguard Group of Investment Companies, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers of the Trust manage the day-to-day operations of the Funds and are responsible to the Board of Trustees. The Trustees set broad policies for each Fund and choose the Trust's officers. The following is a list of the Trustees and officers and a statement of their present positions and principal occupations during the past five years. As a group, the Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee (Retired as of December 31, 1999)* Formerly Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group;
Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and Trustee Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN  HEFFERNAN  HEISEN,  (DOB:   1/25/1950)  Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co.,The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY,  (DOB:  5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL,  (DOB:  8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN,  JR., (DOB:  10/8/1941)  Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/ Coal/Appliances), and Director of the BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group), Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/ Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O.  WELCH,  JR.,  (DOB:  5/13/1931)  Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON,  (DOB: 3/2/1936) Trustee
Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), The Mead Corp. (Paper Products), and AmeriSource Health Corp.; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

* Officers are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in the Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain of the Vanguard funds.

  Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings and equipment. Each fund pays its share of Vanguard's net expenses which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

     Vanguard and the Funds' advisers have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the Funds, but place substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard capital. At January 31, 2000, each Fund had contributed capital representing 0.02% of its net assets. The total amount contributed by the Funds was $7,206,000, which represented 7% of Vanguard's capitalization. The Funds' Service Agreement provides for the following arrangement: (1) each Vanguard fund may be called upon to invest a maximum of 0.40% of its assets in Vanguard, and (2) there is no restriction on the maximum cash investment that the Vanguard funds may make in Vanguard.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc. provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One-half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining one half of these expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.

     During the fiscal years ended January 31, 1998, 1999, and 2000, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses.

FUND                                                     1998         1999         2000
Vanguard GNMA Fund                                $12,822,000  $16,285,000  $16,825,000
Vanguard High-Yield Corporate Fund                 $5,431,000   $7,817,000   $8,522,000
Vanguard Intermediate-Term Treasury Fund           $1,675,000   $2,292,000   $2,169,000
Vanguard Intermediate-Term Corporate Fund          $1,175,000   $1,890,000   $2,202,000
Vanguard Long-Term Treasury Fund                     $885,000   $1,378,000   $1,449,000
Vanguard Long-Term Corporate Fund                  $5,262,000   $5,628,000   $5,205,000
Vanguard Short-Term Treasury Fund                  $1,103,000   $1,271,000   $1,466,000
Vanguard Short-Term Corporate Fund                 $7,823,000   $7,287,000   $5,270,000
Vanguard Short-Term Federal Fund                   $1,448,000   $1,889,000   $1,928,000
Vanguard Inflation-Protected Securities Fund              N/A          N/A          N/A

INVESTMENT ADVISORY SERVICES
Vanguard provides investment advisory services to several Vanguard funds, including all of the Funds that comprise the Trust, except the GNMA Fund, Long-Term Corporate Fund, and High-Yield Corporate Fund. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds utilizing these services.

TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on the following page), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the fund--in three ways:
 . The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings. . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
 . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.

                      VANGUARD FIXED INCOME SECURITIES FUNDS COMPENSATION TABLE

                                                         PENSION OR
                                                         RETIREMENT                             TOTAL
                                                           BENEFITS                          COMPENSATION
                                         AGGREGATE       ACCRUED AS         ESTIMATED          FROM ALL
                                     COMPENSATION        PART OF THE         ANNUAL           VANGUARD
                                        FROM THE           TRUST'S        BENEFITS UPON      FUNDS PAID TO
      NAMES OF TRUSTEES                 TRUST(1)          EXPENSES(1)      RETIREMENT        TRUSTEES(2)
-------------------------------------------------------------------------------------------------------------


RETIREMENT
John C. Bogle(3)                           None             None              None               None
John J. Brennan                            None             None              None               None
JoAnn Heffernan Heisen                   $6,190             $341           $15,000            $80,000
Bruce K. MacLaury                        $6,413             $579           $12,000            $75,000
Burton G. Malkiel                        $6,235             $564           $15,000            $80,000
Alfred M. Rankin, Jr.                    $6,190             $413           $15,000            $80,000
John C. Sawhill                          $6,190             $523           $15,000            $80,000
James O. Welch, Jr.                      $6,190             $603           $15,000            $80,000
J. Lawrence Wilson                       $6,190             $436           $15,000            $80,000

(1) The amounts shown in this column are based on the Funds' fiscal year ended January 31, 2000. Each Fund within the Trust is responsible for a proportionate share of these amounts.

(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year. Each Vanguard fund pays a proportionate share of its Trustees' compensation.

(3)  Mr. Bogle retired from the Funds' Board, effective December 31, 1999.


                          INVESTMENT ADVISORY SERVICES
            GNMA, LONG-TERM CORPORATE AND HIGH-YIELD CORPORATE FUNDS

The GNMA, Long-Term Corporate, and High-Yield Corporate Funds employ Wellington Management Company, LLP (Wellington Management) under an investment advisory agreement to manage the investment and reinvestment of their assets and to continuously review, supervise and administer their investment programs. Wellington Management discharges its responsibilities subject to the control of the officers and Trustees of the three Funds.
     The GNMA, Long-Term Corporate and High-Yield Corporate Funds pay Wellington Management an aggregate fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the aggregate average month-end net assets of the three Funds for the quarter:

                                    GNMA FUND

                         NET ASSETS         ANNUAL RATE
                         ----------         -----------
                         First $3 billion........ .020%
                         Next $3 billion......... .010%
                         Over $6 billion......... .008%

                            LONG-TERM CORPORATE FUND

                         NET ASSETS        ANNUAL RATE
                         ----------        ------------
                         First $1 billion........ .040%
                         Next $1 billion......... .030%
                         Next $1 billion......... .020%
                         Over $3 billion......... .015%

                            HIGH-YIELD CORPORATE FUND

                         NET ASSETS         ANNUAL RATE
                         ----------         -----------
                         First $1 billion........ .060%
                         Next  $1 billion........ .040%
                         Next  $1 billion........ .030%
                         Over  $3 billion........ .025%

During the fiscal years ended January 31, 1998, 1999, and 2000, the three Funds incurred the following advisory fees:


FUND                                            1998         1999         2000

Vanguard GNMA Fund                        $1,067,000   $1,229,000   $1,408,000
Vanguard Long-Term Corporate Fund           $963,000   $1,048,000   $1,037,000
Vanguard High-Yield Corporate Fund        $1,593,000   $1,831,000   $1,985,000


     For each of these Funds, the present advisory agreement may be continued for successive one-year periods, as long as such continuance is specifically approved by a vote of the Board of Trustees, including the affirmative votes of a majority of those members of the Board of Trustees who are not parties to the agreement or interested persons of any such party. The agreement may be terminated by a Fund at any time, without penalty, by vote of the Board of Trustees on 60 days' written notice to Wellington Management, or by Wellington Management on 90 days' written notice to the Fund. The agreement will automatically terminate in the event of its assignment.

  The Board of Trustees may, without the approval of shareholders, provide for:

 . The employment of a new investment adviser pursuant to the terms of a new advisory agreement, either as a replacement for an existing adviser or as an additional adviser.
 . A change in the terms of an advisory agreement.
 . The continued employment of an existing adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the adviser.

  Any such change will be communicated to shareholders in writing.

     DESCRIPTION OF THE ADVISER. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, whose managing partners are Laurie A. Gabriel, Duncan M. McFarland, and John R. Ryan.

         SHORT-TERM CORPORATE, SHORT-TERM FEDERAL, SHORT-TERM TREASURY,
       INTERMEDIATE-TERM CORPORATE, INTERMEDIATE-TERM TREASURY, LONG-TERM
               TREASURY, AND INFLATION-PROTECTED SECURITIES FUNDS

The Short-Term Corporate, Short-Term Federal, Short-TermTreasury, Intermediate-Term Corporate, Intermediate-Term Treasury, Long-Term Treasury, and Inflation-Protected Securities Funds receive all investment advisory services from Vanguard, through its Fixed Income Group. These services are provided on an at-cost basis by an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the Funds utilizing these services.

     During the fiscal years ended January 31, 1998, 1999, and 2000, the Funds incurred the following advisory expenses:

FUND                                             1998         1999         2000

Vanguard Intermediate-Term Treasury Fund     $199,000     $212,000     $230,000
Vanguard Intermediate-Term Corporate Fund    $102,000     $128,000     $170,000
Vanguard Long-Term Treasury Fund             $136,000     $147,000     $172,000
Vanguard Short-Term Treasury Fund            $147,000     $133,000     $155,000
Vanguard Short-Term Corporate Fund           $698,000     $671,000     $814,000
Vanguard Short-Term Federal Fund             $205,000     $191,000     $205,000
Vanguard Inflation-Protected Securities Fund      N/A          N/A          N/A

The Inflation-Protected Securities Fund was not operational until June, 2000.

                             PORTFOLIO TRANSACTIONS

            GNMA, LONG-TERM CORPORATE AND HIGH-YIELD CORPORATE FUNDS

The investment advisory agreement authorizes Wellington Management to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Funds and directs Wellington Management to use its best efforts to obtain the best available price and most favorable execution as to all transactions for the Funds. Wellington Management has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, Wellington Management will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Funds and/or Wellington Management. Wellington Management considers such information useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

     Currently, it is each Fund's policy that Wellington Management may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. Wellington Management will pay such higher commissions only if it believes this to be in the best interest of the Funds. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to Wellington Management and/or the Funds. However, Wellington Management has informed the Funds that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.

     Some securities considered for investment by the Funds may also be appropriate for other Funds and/or clients served by Wellington Management. If purchase or sale of securities consistent with the investment policies of the Funds and one or more of these other Funds or clients served by Wellington Management are considered at or about the same time, transactions in such securities will be allocated among the several Funds and clients in a manner deemed equitable by Wellington Management. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Board of Trustees.

         SHORT-TERM CORPORATE, SHORT-TERM FEDERAL, SHORT-TERM TREASURY,
       INTERMEDIATE-TERM CORPORATE, INTERMEDIATE-TERM TREASURY, LONG-TERM
               TREASURY, AND INFLATION-PROTECTED SECURITIES FUNDS


Brokers or dealers who execute transactions for the Short-Term Corporate, Short-Term Federal, Short-Term Treasury, Intermediate-Term Corporate, Intermediate-Term Treasury, Long-Term Treasury, and Inflation-Protected Securities Funds are selected by Vanguard's Fixed Income Group, which is responsible for using its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters and market makers and usually do not involve brokerage commissions, although underwriting commissions and dealer mark-ups may be involved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; where more than one broker can offer such terms, consideration may be given to brokers who provide the staff with research and statistical information.

     Vanguard's Fixed Income Group may occasionally make recommendations to other Vanguard Funds or clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommendations or placing an order. If two or more clients are purchasing a given security on the same day from the same broker-dealer, such transactions may be averaged as to price.

                                    ALL FUNDS


The Funds did not incur brokerage commissions for the fiscal years ended January 31, 1998, 1999, or 2000.

                             YIELD AND TOTAL RETURN

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)/6/-1]

  Where:

          a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The yield* of each Fund for the 30-day period ended January 31, 2000 is set forth below:

FUND                                                            YIELD
Vanguard Short-Term Treasury Fund                               6.44%
Vanguard Short-Term Federal Fund                                6.44%
Vanguard Short-Term Corporate Fund-Investor Shares              7.16%
Vanguard Short-Term Corporate Fund-Institutional Shares         7.27%
Vanguard Intermediate-Term Treasury Fund                        6.73%
Vanguard GNMA Fund                                              6.86%
Vanguard Long-Term Treasury Fund                                6.59%
Vanguard Long-Term Corporate Fund                               7.48%
Vanguard High-Yield Corporate Fund                              9.54%(1)
Vanguard Intermediate-Term Corporate Fund                       7.82%
Vanguard Inflation-Protected Securities Fund                      N/A

__________________
The Inflation-Protected Securities Fund was not operational until June, 2000.

*The yield for each Fund is calculated daily. In calculating the yield, the premiums and discounts on asset-backed securities are not amortized.

(1) Yield for the High-Yield Corporate Fund reflects a premium based on the possibility that interest payments on some bonds may be reduced or eliminated. Also, since bonds with higher interest coupons may be replaced by bonds with lower coupons, income dividends are subject to reduction.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

     Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)/1/N/-1

  Where:

            T = average annual total return
            P = a hypothetical initial investment of $1,000 n = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


The average annual total return of each Fund for the one-, five-, and ten-year periods ended January 31, 2000 is set forth below:

                                                            1 YEAR     5 YEARS    10 YEARS
                                                             ENDED       ENDED       ENDED
FUND                                                     1/31/2000   1/31/2000   1/31/2000
Vanguard Short-Term Treasury Fund                            1.20%       5.99%      5.70%*
Vanguard Short-Term Federal Fund                             1.59%       6.18%       6.61%
Vanguard Short-Term Corporate Fund-Investor Shares           2.77%       6.54%       7.05%
Vanguard Short-Term Corporate Fund-Institutional Shares      3.43%         N/A      5.25%*
Vanguard GNMA Fund                                          -0.89%       7.17%       7.71%
Vanguard Intermediate-Term Treasury Fund                    -4.59%       6.86%      6.85%*
Vanguard Intermediate-Term Corporate Fund                   -2.70%       7.23%      5.38%*
Vanguard Long-Term Treasury Fund                            -8.41%       8.32%       8.69%
Vanguard Long-Term Corporate Fund                           -7.40%       7.88%       8.85%
Vanguard High-Yield Corporate Fund                           0.17%       9.14%       9.97%
Vanguard Inflation-Protected Securities Fund                   N/A         N/A         N/A

______________
The Inflation-Protected Securities Fund was not operational until June, 2000.

* Since inception:

Short-Term  Treasury  and  Intermediate-Term  Treasury  Funds--October  28, 1991
Intermediate-Term   Corporate   Fund--November  1,  1993  Short-Term   Corporate
Fund--Institutional Shares--September 30, 1997

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                P (1+T)/N/ = ATV

  Where:

           P  = a hypothetical initial payment of $1,000
           T = average annual after-tax total return n = number of years
          ATV = after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods

Instructions.

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4. State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

            C   = cumulative total return
            P   = a hypothetical initial investment of $1,000
            ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

                              FINANCIAL STATEMENTS

The Funds' financial statements as of and for the fiscal year ended January 31, 2000, appearing in the Funds' 2000 Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' 2000 Annual Report to Shareholders, which may be obtained without charge.
                                    B-18

                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

  Each of the investment company members of The Vanguard Group, including each Fund of Vanguard Fixed Income Securities Fund, may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard and Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard and Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

LEHMAN BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

MERRILL LYNCH DRD-ELIGIBLE INDEX--includes preferred stock issues which are eligible for the corporate dividends-received deduction.

LEHMAN BROTHERS HIGH YIELD BOND INDEX--includes all fixed income securities having a maximum quality rating of Ba1, including defaulted issues; a minimum outstanding of $100 million, and at least one year to maturity; payment-in-kind bonds and Eurobonds are excluded.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN LONG CORPORATE A OR BETTER BOND INDEX--consists of all publicly issued, fixed-rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB1 or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB1 or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB1 or better with maturities greater than ten years. The index has a market value of over $900 billion.

LEHMAN  BROTHERS   INTERMEDIATE-TERM   CORPORATE  BOND  INDEX--consists  of  all
investment grade corporate debt with maturities of five to ten years.

LEHMAN BROTHERS U.S. TREASURY INFLATION NOTE INDEX--consists of all U.S. Treasury Inflation Notes.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

                                OTHER DEFINITIONS

Marketing literature for the Funds of Vanguard Fixed Income Securities Fund, may from time to time refer to or discuss a Fund's DURATION. Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis; it is generally superior to average weighted maturity as a measure of a Fund's potential volatility due to changes in interest rates.

  Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of four years. However, a four-year bond priced at par with an 8% coupon has a maturity of four years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of interest.

  In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, duration serves to approximate the resulting change in a bond's price. For example, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a four-year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

                APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS

DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc., (Moody's) description of its highest bond ratings: AAA--judged to be the best quality. They carry the smallest degree of investment risk; AA--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. BA--judged to have speculative elements; their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; CAA--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA--speculative in a high degree; often in default; C--lowest rated class of bonds; regarded as having extremely poor prospects.

  Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  Excerpts from Standard & Poor's Corporation (S&P) description of its five highest bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and CC the highest.

  S&P applies indicators "+," no character, and "1" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF GNMA MORTGAGE-BACKED CERTIFICATES

GNMA (Government National Mortgage Association) Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the GNMA Portfolio will purchase are of the "modified pass-through" type. "Modified pass-through" Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

  THE GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a group (or pool) of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

  THE LIFE OF GNMA CERTIFICATES. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. (Note: Due to the GNMA guarantee, foreclosures impose no risk to principal investment.) As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

  YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages. GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

  The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

  1. Certificates may be issued at a premium or discount, rather than at par.

  2. After issuance, Certificates may trade in the secondary market at a premium or discount.

  3. Interest is earned monthly, rather than semiannually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

  4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. That is, if mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

  In quoting yields for GNMA Certificates, the standard practice is to assume that the Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 0.25 of 1% more than high-grade corporate bonds and 0.50 of 1% more than U.S. Government and U.S. Government Agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

  MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA Mortgage-Backed Securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  "WHEN ISSUED" SECURITIES. GNMA securities may be purchased and sold on a when issued and delayed delivery basis. Delayed delivery or when issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When a Fund engages in "when issued" and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. To the extent a Fund engages in "when issued" and delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

COMMERCIAL PAPER

A Fund may invest in commercial paper (including variable amount master demand notes) rated A-1 or better by Standard & Poor's or Prime-1 by Moody's, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by Standard & Poor's. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

  Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to completion and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

U.S. GOVERNMENT SECURITIES

The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

  U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

  Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

  An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

BANK OBLIGATIONS

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Frequently, dealers selling variable rate certificates of deposit to a Fund will agree to repurchase such instruments, at the Fund's option, at par on or near the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. A Fund is also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed-rate certificates of deposit. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in the secondary markets prior to maturity.

SHORT AND INTERMEDIATE TERM CORPORATE DEBT SECURITIES

Outstanding   non-convertible   corporate  debt  securities   (e.g.   bonds  and
debentures) which are rated Baa3 or better either by Moody's or BBB1 or better by Standard & Poor's are considered investment grade.

FOREIGN INVESTMENTS

The Short-Term Corporate, Intermediate-Term Corporate, High Yield Corporate and Long-Term Corporate Funds may invest in the securities (payable in U.S. dollars) of foreign issues and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Because these Funds invest in such securities, investment in these Funds involves investment risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. issuers. Such risks may include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities held, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other restrictions by foreign governments which may adversely affect the payment of principal and interest on securities held by the Funds, difficulty in obtaining and enforcing court judgments abroad, the possibility of restrictions on investments in other jurisdictions, reduced levels of government regulation of securities markets in foreign countries, and difficulties in effecting the repatriation of capital invested abroad.

ZERO COUPON TREASURY BONDS

All Funds may invest in zero coupon Treasury bonds, a term used to describe U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States Government.

  A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

  Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Short-Term Federal, Short-Term Corporate, Intermediate-Term Corporate and the Short-, Intermediate- and Long-Term U.S. Treasury Funds may invest in collateralized mortgage obligations (CMOs), bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche". Under the CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral  to  formulate  securities  with short,  intermediate  and long final maturities and expected average lives. The primary risks involved in any mortgage security, such as a CMO issuance, is its exposure to prepayment risk. To the extent a particular tranche is exposed to this risk, the bondholder is generally compensated in the form of higher yield. In order to provide security, in addition to the underlying collateral, many CMO issues also include minimum reinvestment rate and minimum sinking-fund guarantees. Typically, the Funds will invest in those CMOs that most appropriately reflect their average maturities and market risk profiles. Consequently, the Short-Term Funds invest only in CMOs with highly predictable short-term average maturities. Similarly, the Intermediate- and Long-Term Treasury Funds will invest in those CMOs that carry market risks consistent with intermediate- and long-term bonds.

REAL ESTATE

All Funds may invest in real estate investment conduits (REMICs), to the extent consistent with the Funds' respective maturity and credit quality standards. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

INFLATION-INDEXED SECURITIES

All Funds may invest in inflation-indexed securities. The Inflation Protected Securities Fund will invest primarily in such securities. Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of inflation-indexed securities (IIS) are adjusted over time to reflect inflation--a rise in the general price level. Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation.

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                                                             SAI028-FIXED INCOME